DoubleLine Low Duration Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
ASSET BACKED OBLIGATIONS - 8.8%
ACHV Trust
1,156,100 Series 2024-2PL-A
(a)
.................................................. 5.07% 10/27/2031 1,158,090
Affirm, Inc.
22,100,000 Series 2025-1A-A
(a)
................................................... 4.99% 2/15/2033 22,190,135
8,775,114 Series 2025-X2-A
(a)
................................................... 4.45% 10/15/2030 8,782,074
13,475,992 Series 2026-X1-A
(a)
................................................... 4.27% 4/15/2031 13,472,396
Aligned Data Centers Issuer LLC
3,100,000 Series 2022-1A-A2
(a)
.................................................. 6.35% 10/15/2047 3,101,183
Ally Auto Receivables Trust
9,154,248 Series 2024-2-A3 .................................................... 4.14% 7/16/2029 9,148,075
American Credit Acceptance Receivables Trust
861,690 Series 2024-4-B
(a)
.................................................... 4.80% 11/13/2028 861,888
AmeriCredit Automobile Receivables Trust
5,813,658 Series 2026-1-A1
(a)
................................................... 3.99% 3/18/2027 5,814,066
15,000,000 Series 2026-1-A2
(a)
................................................... 4.03% 4/18/2029 14,974,668
Aqua Finance Trust
750,039 Series 2020-AA-A
(a)
................................................... 1.90% 7/17/2046 704,633
AutoNation Finance Trust
6,921,000 Series 2025-1A-A3
(a)
.................................................. 4.62% 11/13/2029 6,937,887
5,813,333 Series 2026-1A-A2
(a)
.................................................. 3.95% 1/11/2029 5,806,001
5,000,000 Series 2026-2A-A1
(a)
.................................................. 3.96% 6/15/2027 4,999,739
Avant Credit Card Master Trust
5,100,000 Series 2025-1A-A
(a)
................................................... 4.89% 4/15/2031 5,056,759
AVANT Loans Funding Trust
10,000,000 Series 2024-REV1-A
(a)
................................................. 5.92% 10/15/2033 10,015,378
20,000,000 Series 2025-REV1-A
(a)
................................................. 5.12% 5/15/2034 20,021,852
CAI International, Inc.
5,448,906 Series 2020-1A-A
(a)
................................................... 2.22% 9/25/2045 5,227,160
CarMax Auto Owner Trust
11,725,000 Series 2026-1-A2A ................................................... 3.87% 4/16/2029 11,688,530
CarMax Select Receivables Trust
1,000,000 Series 2026-B-A2 .................................................... 4.35% 4/16/2029 999,879
Carvana Auto Receivables Trust
8,000,000 Series 2024-P3-A4 ................................................... 4.31% 9/10/2030 7,960,574
Cherry Securitization Trust
6,650,000 Series 2026-1A-A
(a)
................................................... 5.43% 1/17/2034 6,655,019
Commonbond Student Loan Trust
598,824 Series 2017-BGS-A1
(a)
................................................. 2.68% 9/25/2042 562,733
595,742 Series 2020-AGS-A
(a)
................................................. 1.98% 8/25/2050 536,190
Compass Datacenters LLC
17,648,000 Series 2024-1A-A1
(a)
.................................................. 5.25% 2/25/2049 17,726,638
4,430,000 Series 2025-1A-A3
(a)
.................................................. 5.85% 2/25/2050 4,441,766
Cyrusone Holdco LLC
4,180,000 Series 2023-1A-A2
(a)
.................................................. 4.30% 4/20/2048 4,092,711
DataBank Issuer LLC
10,000,000 Series 2023-1A-A2
(a)
.................................................. 5.12% 2/25/2053 9,880,946
DigitalBridge Group, Inc.
6,400,000 Series 2023-1A-A2A
(a)
................................................. 5.00% 9/15/2048 6,339,976
Domino's SPV Guarantor LLC
1,488,000 Series 2019-1A-A2
(a)
.................................................. 3.67% 10/25/2049 1,429,981
DT Auto Owner Trust
2,000,000 Series 2022-1A-E
(a)
................................................... 5.53% 3/15/2029 2,000,937
FCCU Auto Receivables Trust
1,256,061 Series 2025-1A-A2
(a)
.................................................. 4.87% 1/16/2029 1,257,796
Foundation Finance Trust
7,743,768 Series 2025-3A-A
(a)
................................................... 4.56% 8/15/2052 7,659,923
Global Sea Containers Two SRL
1,825,777 Series 2020-1A-A
(a)
................................................... 2.17% 10/17/2040 1,753,939

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
GLS Auto Receivables Trust
19,650,000 Series 2025-1A-C
(a)
................................................... 5.07% 11/15/2030 19,729,632
GLS Auto Select Receivables Trust
1,493,201 Series 2024-3A-A2
(a)
.................................................. 5.59% 10/15/2029 1,502,936
4,015,255 Series 2024-4A-A2
(a)
.................................................. 4.43% 12/17/2029 4,016,010
GM Financial Leasing Trust
6,750,000 Series 2025-2-C ..................................................... 5.04% 10/22/2029 6,771,713
GreenSky LLC
1,631,946 Series 2024-2-A4
(a)
................................................... 5.15% 10/27/2059 1,639,301
7,092,919 Series 2025-3A-A1
(a)
.................................................. 4.34% 12/27/2060 7,090,362
Hilton Grand Vacations, Inc.
160,668 Series 2020-AA-A
(a)
................................................... 2.74% 2/25/2039 158,905
Hyundai Auto Receivables Trust
9,000,000 Series 2026-B-A2A ................................................... 4.19% 5/15/2029 8,998,072
Imprint Payments Credit Card Master Trust
5,000,000 Series 2025-A-A
(a)
.................................................... 4.84% 9/15/2029 4,976,691
Loanpal Solar Loan Ltd.
6,400,243 Series 2020-3GS-A
(a)
.................................................. 2.47% 12/20/2047 5,312,157
Mariner Finance Issuance Trust
1,660,000 Series 2021-AA-B
(a)
................................................... 2.33% 3/20/2036 1,614,391
4,150,000 Series 2024-BA-A
(a)
................................................... 4.91% 11/20/2038 4,147,659
13,000,000 Series 2025-AA-A
(a)
................................................... 4.98% 5/20/2038 13,027,992
Marlette Funding Trust
580,009 Series 2025-1A-A
(a)
................................................... 4.75% 7/16/2035 580,276
4,125,000 Series 2025-1A-B
(a)
................................................... 4.95% 7/16/2035 4,125,220
Navient Refinance Loan Trust
12,500,000 Series 2026-B-A
(a)
.................................................... 5.07% 6/15/2056 12,511,447
Navient Student Loan Trust
1,302,901 Series 2020-FA-A
(a)
................................................... 1.22% 7/15/2069 1,229,344
765,300 Series 2020-GA-A
(a)
.................................................. 1.17% 9/16/2069 717,302
7,146,223 Series 2022-A-A
(a)
.................................................... 2.23% 7/15/2070 6,536,037
Pagaya AI Debt Selection Trust
394,177 Series 2024-11-B
(a)
................................................... 5.64% 7/15/2032 395,589
4,181,617 Series 2024-11-C
(a)
................................................... 5.87% 7/15/2032 4,188,694
672,835 Series 2024-5-C
(a)
.................................................... 7.27% 10/15/2031 673,507
7,737,693 Series 2025-1-A2
(a)
................................................... 5.16% 7/15/2032 7,748,682
6,249,344 Series 2025-2-B
(a)
.................................................... 5.33% 10/15/2032 6,238,616
5,792,141 Series 2025-2-C
(a)
.................................................... 5.64% 10/15/2032 5,794,792
3,613,548 Series 2025-5-A2
(a)
................................................... 5.11% 3/15/2033 3,616,196
339,707 Series 2025-8-A1
(a)
................................................... 4.32% 12/15/2026 339,695
1,809,377 Series 2025-8-A2
(a)
................................................... 4.85% 7/15/2033 1,808,281
RCKT Mortgage Trust
1,709,408 Series 2025-2A-A
(a)
................................................... 4.48% 11/27/2034 1,710,509
850,000 Series 2025-2A-B
(a)
................................................... 4.60% 11/27/2034 846,822
8,500,000 Series 2025-2A-C
(a)
................................................... 4.95% 11/27/2034 8,453,235
Reach Financial LLC
915,085 Series 2025-2A-A
(a)
................................................... 4.93% 8/18/2032 917,028
RKTL
5,264,984 Series 2026-2A-A
(a)
................................................... 4.33% 5/25/2035 5,258,873
Santander Consumer USA Holdings, Inc.
4,250,000 Series 2024-5-C ..................................................... 4.78% 1/15/2031 4,262,271
Sierra Timeshare Conduit Receivables Funding LLC
12,970,999 Series 2026-1A-A
(a)
................................................... 4.56% 12/22/2042 12,869,382
Slam Ltd.
8,859,243 Series 2024-1A-A
(a)
................................................... 5.34% 9/15/2049 8,805,902
SLM Student Loan Trust
3,080,746 Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor) ...................... 4.22% 6/15/2039 3,015,422
1,775,205 Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor) ...................... 4.20% 12/15/2039 1,742,247
SOFI Alternative Trust
290,217 Series 2021-1-PT1
(a)(b)
................................................. 9.72% 5/25/2030 276,630
SOFI Consumer Loan Program Trust
3,180,412 Series 2025-1-A
(a)
.................................................... 4.80% 2/27/2034 3,185,426

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
12,000,000 Series 2025-2-B
(a)
.................................................... 4.97% 6/25/2034 12,031,529
2,775,893 Series 2025-3-A
(a)
.................................................... 4.47% 8/15/2034 2,777,000
10,250,000 Series 2025-3-B
(a)
.................................................... 4.67% 8/15/2034 10,227,851
5,212,586 Series 2025-4-A
(a)
.................................................... 4.24% 8/25/2035 5,207,393
19,007,937 Series 2026-1-A
(a)
.................................................... 4.06% 12/26/2035 18,953,023
27,224,367 Series 2026-2-A
(a)
.................................................... 4.27% 3/25/2036 27,195,607
26,300,000 Series 2026-3-A
(a)
.................................................... 4.46% 6/25/2035 26,367,144
SOFI Professional Loan Program LLC
188,791 Series 2018-D-A2FX
(a)
................................................. 3.60% 2/25/2048 188,144
2,153,975 Series 2020-C-AFX
(a)
.................................................. 1.95% 2/15/2046 2,023,413
Switch Ltd.
4,410,000 Series 2025-2A-A21
(a)
................................................. 5.12% 10/25/2055 4,347,528
TAL Advantage LLC
1,981,250 Series 2020-1A-A
(a)
................................................... 2.05% 9/20/2045 1,900,583
Tesla Sustainable Energy Trust
13,309,438 Series 2024-1A-A2
(a)
.................................................. 5.08% 6/21/2050 13,315,054
Textainer Ltd.
613,333 Series 2021-3A-A
(a)
................................................... 1.94% 8/20/2046 554,114
Toyota Lease Owner Trust
17,150,000 Series 2024-B-A4
(a)
................................................... 4.25% 1/22/2029 17,151,200
UPCL
2,313,099 Series 2023-1 A
(c)
.................................................... 7.65% 4/22/2030 2,335,999
Upgrade Master Pass-Thru Trust
18,905 Series 2021-PT3-A
(a)(b)
................................................. 19.20% 7/15/2027 15,208
6,483,156 Series 2025-ST2-A
(a)
.................................................. 6.11% 6/15/2032 6,510,249
3,884,942 Series 2025-ST6-A
(a)
.................................................. 4.61% 10/15/2032 3,880,259
6,329,352 Series 2025-ST7-A
(a)
.................................................. 4.55% 11/15/2032 6,326,947
14,064,495 Series 2026-ST2-A
(a)
.................................................. 4.41% 6/15/2034 14,053,688
Upstart Securitization Trust
1,789,432 Series 2024-1-A
(a)
.................................................... 5.33% 11/20/2034 1,792,050
5,717,071 Series 2025-1-A
(a)
.................................................... 5.45% 4/20/2035 5,735,263
2,569,221 Series 2025-2-A2
(a)
................................................... 5.22% 6/20/2035 2,572,557
3,755,765 Series 2025-3-A2
(a)
................................................... 4.60% 9/20/2035 3,753,232
1,169,161 Series 2025-4-A2
(a)
................................................... 4.56% 11/20/2035 1,168,923
1,412,201 Series 2026-1-A1
(a)
................................................... 4.14% 2/22/2027 1,412,296
11,546,000 Series 2026-1-A2
(a)
................................................... 4.30% 3/20/2036 11,506,894
14,106,000 Series 2026-3-A1
(a)
................................................... 4.25% 6/20/2027 14,140,136
Wendy's SPV Guarantor LLC
7,614,580 Series 2018-1A-A2II
(a)
................................................. 3.88% 3/15/2048 7,445,615
Westlake Automobile Receivables Trust
8,947,000 Series 2026-1A-A2A
(a)
................................................. 4.02% 9/15/2028 8,938,589
Total Asset Backed Obligations
(Cost $644,914,539) 643,920,256
COLLATERALIZED LOAN OBLIGATIONS - 10.1%
Allegro CLO Ltd.
7,000,000 Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)
(a)
................... 4.86% 4/20/2038 7,001,699
Apidos CLO
10,000,000 Series 2022-39A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)
(a)
.................. 4.90% 10/21/2038 10,014,000
ARES CLO Ltd.
28,000,000 Series 2021-61A-A1R2 (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
................. 4.85% 4/20/2037 28,017,413
Bain Capital Credit CLO Ltd.
20,000,000 Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)
(a)
................... 5.03% 1/22/2038 20,050,774
10,000,000 Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)
(a)
.................... 5.00% 1/21/2038 10,020,027
Benefit Street Partners CLO Ltd.
15,000,000 Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
.................... 5.02% 1/25/2038 15,030,381
Bridge Street CLO Ltd.
9,000,000 Series 2020-1AR A1RR ................................................ 5.01% 7/15/2039 9,000,000
6,000,000 Series 2025-1A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)
(a)
.................... 4.90% 4/20/2038 6,004,420
Captree Park CLO Ltd.
34,000,000 Series 2024-1A-A1R (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
................... 4.88% 7/20/2037 34,000,000

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Carlyle Global Market Strategies
10,000,000 Series 2021-9A-AR (3 mo. Term SOFR + 1.11%, 1.11% Floor)
(a)
.................... 4.79% 10/20/2034 10,007,581
15,000,000 Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)
(a)
................... 5.04% 1/20/2038 15,034,128
10,000,000 Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)
(a)
................... 4.90% 10/15/2038 10,013,927
CBAM Ltd.
10,000,000 Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
................... 5.07% 1/20/2038 10,021,618
CBAMR Ltd.
11,500,000 Series 2017-2A-A1RR (3 mo. Term SOFR + 1.32%, 1.32% Floor)
(a)
.................. 5.01% 4/17/2039 11,525,012
Cedar Funding Ltd.
20,000,000 Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)
(a)
.................... 5.10% 7/20/2037 20,049,234
Cent CLO
7,500,000 Series 2021-31A-A1R (3 mo. Term SOFR + 1.10%, 1.10% Floor)
(a)
.................. 4.78% 4/20/2034 7,504,442
15,500,000 Series 2024-33A-A1R (3 mo. Term SOFR + 1.26%, 1.26% Floor)
(a)
.................. 4.88% 4/20/2037 15,505,840
CIFC Funding Ltd.
11,500,000 Series 2017-1A-AR3 (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
................... 4.84% 4/21/2037 11,505,673
10,000,000 Series 2021-5A-A1R (3 mo. Term SOFR + 1.26%, 1.26% Floor)
(a)
................... 4.93% 1/15/2038 10,017,630
Clover CLO
20,000,000 Series 2018-1A-A1R3 (3 mo. Term SOFR + 1.31%, 1.31% Floor)
(a)
.................. 4.97% 4/20/2037 20,040,428
Crown City CLO
18,000,000 Series 2021-1A-A1A (3 mo. Term SOFR + 1.43%, 1.17% Floor)
(a)
................... 5.11% 7/20/2034 18,012,029
18,000,000 Series 2022-4A-A1R2 (3 mo. Term SOFR + 1.28%, 1.28% Floor)
(a)
.................. 4.91% 4/20/2037 18,033,957
Dryden Senior Loan Fund
15,450,000 Series 2020-83A-AR2 (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
.................. 4.85% 4/18/2037 15,459,735
Eldridge CLO Ltd.
15,000,000 Series 2025-1A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)
(a)
.................... 5.01% 10/20/2038 15,029,942
Elmwood CLO IV Ltd.
13,000,000 Series 2020-1A-ARR (3 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................. 4.93% 4/18/2037 13,016,766
Greenacre Park CLO LLC
5,240,000 Series 2021-2A-AR (3 mo. Term SOFR + 1.37%, 1.37% Floor)
(a)
.................... 5.05% 7/20/2037 5,254,054
Halsey Point CLO Ltd.
52,000,000 Series 2021-5A-A1A (3 mo. Term SOFR + 1.47%, 1.21% Floor)
(a)
................... 5.14% 1/30/2035 52,046,420
Invesco CLO Ltd.
13,500,000 Series 2024-3A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
.................... 4.83% 7/20/2037 13,505,360
Juniper Valley Park CLO Ltd.
2,500,000 Series 2023-1A-ARR (3 mo. Term SOFR + 1.08%, 1.08% Floor)
(a)
.................. 4.76% 7/20/2036 2,501,250
Kennedy Lewis CLO Ltd.
19,500,000 Series 9A-AR (3 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
........................ 5.03% 1/20/2038 19,539,000
Madison Park Funding Ltd.
15,000,000 Series 2024-58AR-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
.................. 4.95% 4/25/2037 15,000,000
Magnetite CLO Ltd.
30,000,000 Series 2022-35A-A1RR (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
................. 4.87% 1/25/2039 30,030,474
OCP CLO Ltd.
3,000,000 Series 2020-20A-A1R2 (3 mo. Term SOFR + 1.26%, 1.26% Floor)
(a)
................. 4.94% 4/18/2037 3,003,575
11,000,000 Series 2024-31A-AR (3 mo. Term SOFR + 1.15%, 1.15% Floor)
(a)
................... 4.83% 4/20/2039 10,996,447
Octagon Investment Partners Ltd.
10,000,000 Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
.................... 4.86% 1/22/2038 10,009,240
OHA Credit Funding
9,000,000 Series 2020-7A-A1R2 (3 mo. Term SOFR + 1.28%, 1.28% Floor)
(a)
.................. 4.96% 7/19/2038 9,013,373
Palmer Square CLO Ltd.
17,500,000 Series 2018-1A-A1R2 (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
.................. 4.85% 4/18/2037 17,510,831
5,000,000 Series 2018-2A-A1R2 (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
.................. 4.84% 4/16/2037 5,003,143
Peebles Park CLO Ltd.
35,000,000 Series 2024-1A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)
(a)
.................... 4.83% 4/21/2037 35,026,026
Rad CLO Ltd.
3,600,000 Series 2021-10A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)
(a)
.................... 5.10% 4/23/2034 3,602,885
Sandstone Peak Ltd.
15,000,000 Series 2024-1A-A1R (3 mo. Term SOFR + 1.30%, 1.30% Floor)
(a)
................... 4.95% 4/25/2037 15,030,000
Sound Point CLO Ltd.
3,121,445 Series 2014-2RA-A (3 mo. Term SOFR + 1.51%, 1.25% Floor)
(a)
.................... 5.19% 10/20/2031 3,126,125
25,000,000 Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)
(a)
.................... 5.11% 7/20/2034 25,016,978

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Steele Creek CLO Ltd.
13,808,478 Series 2019-2A-ARR (3 mo. Term SOFR + 1.00%, 1.00% Floor)
(a)
.................. 4.67% 7/15/2032 13,822,054
Storm King Park CLO Ltd.
9,000,000 Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)
(a)
.................... 5.03% 10/15/2037 9,020,236
Texas Debt Capital CLO Ltd.
10,500,000 Series 2023-1A-A1R (3 mo. Term SOFR + 1.30%, 1.30% Floor)
(a)
................... 4.98% 7/20/2038 10,523,058
Trestles CLO Ltd.
20,000,000 Series 2021-4A-AR1 (3 mo. Term SOFR + 1.28%, 1.28% Floor)
(a)
................... 4.94% 10/30/2038 20,040,000
10,000,000 Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)
(a)
................... 4.85% 4/25/2038 10,002,264
Trimaran CAVU LLC
10,000,000 Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)
(a)
..................... 5.15% 1/18/2035 10,008,363
Vibrant CLO Ltd.
10,000,000 Series 2021-13A-A1R (3 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
.................. 5.07% 1/15/2038 10,025,600
20,000,000 Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)
(a)
.................. 5.11% 10/20/2037 20,050,960
Voya CLO Ltd.
3,500,000 Series 2023-1A-A1R (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
................... 4.89% 1/20/2039 3,505,246
Wellington Management CLO Ltd.
4,000,000 Series 2025-4A-A (3 mo. Term SOFR + 1.15%, 1.15% Floor)
(a)
..................... 4.83% 4/18/2038 4,000,649
Total Collateralized Loan Obligations
(Cost $745,203,342) 746,130,267
FOREIGN CORPORATE BONDS - 7.6%
14,106,000 180 Medical, Inc.
(a)
................................................... 3.88% 10/15/2029 13,533,239
2,401,700 Adani International Container Terminal Pvt Ltd. ................................ 3.00% 2/16/2031 2,230,150
5,650,000 Adani Ports & Special Economic Zone Ltd. ................................... 4.38% 7/3/2029 5,491,437
7,663,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust ....................... 6.45% 4/15/2027 7,761,966
2,766,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust ....................... 5.75% 6/6/2028 2,820,381
13,278,000 AIB Group PLC (SOFR + 1.65%)
(a)
........................................ 5.32% 5/15/2031 13,444,729
5,333,327 AL Candelaria Spain SA ............................................... 7.50% 12/15/2028 5,444,767
5,949,000 Anglo American Capital PLC
(a)
........................................... 4.63% 3/19/2031 5,865,988
3,800,000 AngloGold Ashanti Holdings PLC ......................................... 3.75% 10/1/2030 3,596,413
4,200,000 Antofagasta PLC .................................................... 2.38% 10/14/2030 3,796,485
13,852,000 ArcelorMittal SA ..................................................... 4.25% 7/16/2029 13,656,683
5,359,000 Ashtead Capital, Inc.
(a)
................................................. 4.25% 11/1/2029 5,250,729
5,895,000 Avolon Holdings Funding Ltd.
(a)
........................................... 6.38% 5/4/2028 6,048,831
6,696,000 Avolon Holdings Funding Ltd.
(a)
........................................... 5.38% 5/30/2030 6,765,333
5,400,000 Axiata SPV2 Bhd .................................................... 2.16% 8/19/2030 4,891,173
12,369,000 BAE Systems PLC
(a)
.................................................. 3.40% 4/15/2030 11,835,147
355,000 Banco BBVA Peru SA (5 yr. CMT Rate + 2.00%) ............................... 6.20% 6/7/2034 363,493
2,000,000 Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%) ......................... 3.25% 9/30/2031 1,989,608
7,200,000 Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)
(a)
........................ 3.25% 9/30/2031 7,162,590
8,600,000 Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%) ............... 6.40% 4/30/2035 8,861,010
3,700,000 Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)
(d)
............ 7.63% 1/10/2028 3,716,772
1,500,000 Banco Santander Chile ................................................ 4.55% 11/20/2030 1,479,375
3,900,000 Banco Santander Chile
(a)
............................................... 4.55% 11/20/2030 3,846,375
4,600,000 Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr.
CMT Rate + 3.00%) .............................................. 7.53% 10/1/2028 4,768,323
2,500,000 Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand .... 5.62% 12/10/2029 2,542,960
2,102,000 Bank of Ireland Group PLC (SOFR + 1.62%)
(a)
................................ 5.60% 3/20/2030 2,147,040
13,655,000 Bank of Montreal (SOFR + 1.25%) ........................................ 4.64% 9/10/2030 13,620,829
11,410,000 Banque Federative du Credit Mutuel SA
(a)
................................... 5.54% 1/22/2030 11,672,770
12,889,000 Barclays PLC (SOFR + 0.91%) ........................................... 4.91% 6/26/2030 12,888,954
357,000 BAT Capital Corp. .................................................... 4.91% 4/2/2030 358,839
5,906,000 BAT International Finance PLC ........................................... 5.93% 2/2/2029 6,088,333
8,900,000 BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (5 yr. CMT
Rate + 4.31%) .................................................. 5.88% 9/13/2034 8,765,784
11,326,000 BPCE SA (SOFR + 1.68%)
(a)
............................................ 5.88% 1/14/2031 11,639,005
3,200,000 BRF GmbH ........................................................ 4.35% 9/29/2026 3,188,157
6,222,000 CaixaBank SA (SOFR + 2.70%)
(a)
......................................... 6.21% 1/18/2029 6,367,522
2,970,000 CaixaBank SA (SOFR + 1.21%)
(a)
......................................... 4.82% 4/22/2032 2,946,675
3,919,000 Canadian Imperial Bank of Commerce (SOFR + 0.67%) ......................... 4.72% 6/16/2029 3,924,635
14,498,000 Canadian Pacific Railway Co. ............................................ 4.80% 3/30/2030 14,576,405
4,500,000 Cemex SAB de CV ................................................... 5.45% 11/19/2029 4,530,879
13,656,000 Cenovus Energy, Inc. ................................................. 4.65% 3/20/2031 13,486,111
7,883,830 Chile Electricity PEC SpA
(a)
............................................. 0.00% 1/25/2028 7,280,717

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,057,700 Cometa Energia SA de CV .............................................. 6.38% 4/24/2035 2,126,312
6,307,000 Cooperatieve Rabobank UA/NY .......................................... 4.32% 4/1/2029 6,296,692
6,822,000 Credit Agricole SA (SOFR + 1.13%)
(a)
...................................... 5.23% 1/9/2029 6,876,023
4,570,000 Daimler Truck Finance North America LLC
(a)
.................................. 4.30% 8/12/2027 4,561,452
3,299,000 Daimler Truck Finance North America LLC
(a)
.................................. 4.15% 1/12/2029 3,258,294
1,715,000 Diageo Investment Corp. ............................................... 5.13% 8/15/2030 1,743,728
597,011 Digicel Group Holdings Ltd.
(a)(c)(e)
.......................................... 0.00% 12/31/2030 30,020
191,724 Digicel Group Holdings Ltd.
(a)(c)(e)
.......................................... 0.00% 12/31/2030 1,374
8,301,000 Element Fleet Management Corp.
(a)
....................................... 6.32% 12/4/2028 8,587,318
6,875,000 Element Fleet Management Corp.
(a)
....................................... 5.04% 3/25/2030 6,915,403
2,392,000 Element Fleet Management Corp.
(a)
....................................... 4.64% 11/24/2030 2,363,320
989,900 Empresa Electrica Angamos SA .......................................... 4.88% 5/25/2029 911,569
3,248,000 Enbridge, Inc. ....................................................... 6.00% 11/15/2028 3,347,869
5,428,000 ENEL Finance International NV
(a)
......................................... 5.13% 6/26/2029 5,494,332
5,269,000 ENEL Finance International NV
(a)
......................................... 4.38% 9/30/2030 5,177,828
5,400,000 Freeport Indonesia PT ................................................. 4.76% 4/14/2027 5,424,576
3,400,000 Freeport-McMoRan, Inc. ............................................... 5.00% 9/1/2027 3,400,838
1,900,000 Freeport-McMoRan, Inc. ............................................... 4.13% 3/1/2028 1,883,524
300,000 Gerdau Trade, Inc. ................................................... 4.88% 10/24/2027 299,606
6,974,748 GNL Quintero SA .................................................... 4.63% 7/31/2029 6,964,639
5,800,000 Gold Fields Orogen Holdings BVI Ltd. ...................................... 6.13% 5/15/2029 5,921,276
5,280,600 Guara Norte Sarl .................................................... 5.20% 6/15/2034 5,107,725
320,000 HSBC Holdings PLC (SOFR + 1.04%) ...................................... 4.67% 11/19/2028 321,626
6,518,000 Imperial Brands Finance PLC
(a)
........................................... 4.50% 6/30/2028 6,503,548
5,290,000 Imperial Brands Finance PLC
(a)
........................................... 5.50% 2/1/2030 5,405,666
3,900,000 Indofood CBP Sukses Makmur Tbk ........................................ 3.40% 6/9/2031 3,570,222
5,700,000 InRetail Consumer ................................................... 3.25% 3/22/2028 5,496,646
2,668,000 Intercorp Financial Services, Inc. ......................................... 4.13% 10/19/2027 2,644,955
5,758,750 JSW Hydro Energy Ltd. ................................................ 4.13% 5/18/2031 5,340,506
3,600,000 JSW Infrastructure Ltd. ................................................ 4.95% 1/21/2029 3,566,479
8,048,527 Mexico Generadora de Energia S de RL .................................... 5.50% 12/6/2032 8,031,244
4,590,000 Millicom International Cellular SA ......................................... 5.13% 1/15/2028 4,564,670
1,800,000 Millicom International Cellular SA ......................................... 6.25% 3/25/2029 1,808,507
4,870,745 Minejesa Capital BV .................................................. 4.63% 8/10/2030 4,809,306
3,400,000 Minsur SA ......................................................... 4.50% 10/28/2031 3,261,488
3,010,000 Mizuho Bank Ltd.
(a)
................................................... 4.70% 4/16/2031 3,015,534
3,571,280 Mong Duong Finance Holdings BV ........................................ 5.13% 5/7/2029 3,528,223
5,208,775 MV24 Capital BV .................................................... 6.75% 6/1/2034 5,187,135
460,000 Nationwide Building Society (SOFR + 1.91%)
(a)
............................... 6.56% 10/18/2027 462,632
7,985,000 NatWest Group PLC (1 yr. CMT Rate + 1.22%) ................................ 4.96% 8/15/2030 8,009,919
5,500,000 NBM US Holdings, Inc. ................................................ 6.63% 8/6/2029 5,497,607
547,000 Nexa Resources SA .................................................. 6.50% 1/18/2028 554,919
6,836,000 Nutrien Ltd. ........................................................ 4.90% 3/27/2028 6,868,122
7,300,000 Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%) .................... 4.60% 6/15/2032 7,294,519
5,745,686 Prumo Participacoes e Investimentos S/A ................................... 7.50% 12/31/2031 5,862,467
2,750,000 Reliance Industries Ltd. ................................................ 3.67% 11/30/2027 2,708,306
8,700,000 Rio Tinto Finance USA PLC ............................................. 4.88% 3/14/2030 8,784,313
13,408,000 Royal Bank of Canada (SOFR + 0.86%) .................................... 4.49% 10/18/2028 13,456,325
3,079,999 Rutas 2 & 7 Finance Ltd. ............................................... 0.00% 9/30/2036 2,365,439
5,454,000 Societe Generale SA
(a)
................................................. 3.00% 1/22/2030 5,115,659
2,750,000 Suzano Austria GmbH ................................................. 5.00% 1/15/2030 2,716,320
14,632,000 Suzano Austria GmbH ................................................. 3.75% 1/15/2031 13,751,238
3,556,000 Swedbank AB
(a)
..................................................... 5.41% 3/14/2029 3,630,383
15,048,000 Triton Container International Ltd.
(a)
........................................ 3.15% 6/15/2031 13,634,053
1,570,000 UBS Group AG (1 yr. CMT Rate + 1.60%)
(a)
.................................. 6.33% 12/22/2027 1,583,256
3,000,000 Ultrapar International SA ............................................... 5.25% 10/6/2026 3,000,341
200,000 Ultrapar International SA ............................................... 5.25% 6/6/2029 200,650
5,700,000 United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%) ........................... 2.00% 10/14/2031 5,656,811
1,700,000 United Overseas Bank Ltd. (5 yr. CMT Rate + 1.45%) ........................... 3.86% 10/7/2032 1,682,259
18,509,000 Vale Overseas Ltd. ................................................... 3.75% 7/8/2030 17,651,732
Total Foreign Corporate Bonds
(Cost $555,746,252) 554,883,355
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 2.0%
1,350,000 Banco Nacional de Comercio Exterior SNC/Cayman Islands ...................... 5.88% 5/7/2030 1,369,710
450,000 Banco Nacional de Comercio Exterior SNC/Cayman Islands
(a)
..................... 5.88% 5/7/2030 456,570
5,486,000 Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%) .... 2.72% 8/11/2031 5,460,218

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
9,320,224 Bioceanico Sovereign Certificate Ltd. ...................................... 0.00% 6/5/2034 7,648,362
3,600,000 BPRL International Singapore Pte Ltd. ...................................... 4.38% 1/18/2027 3,591,240
5,000,000 Brazilian Government International Bond .................................... 4.50% 5/30/2029 4,971,000
7,057,160 Chile Electricity Lux Mpc Sarl ............................................ 6.01% 1/20/2033 7,284,330
3,050,000 Chile Government International Bond ...................................... 2.45% 1/31/2031 2,769,019
4,800,000 Chile Government International Bond ...................................... 4.35% 4/13/2031 4,723,200
679,000 Comision Federal de Electricidad ......................................... 4.69% 5/15/2029 667,553
600,000 Comision Federal de Electricidad ......................................... 5.70% 1/24/2030 601,662
4,200,000 Comision Federal de Electricidad
(a)
........................................ 5.70% 1/24/2030 4,211,634
4,430,000 Corp. Nacional del Cobre de Chile ........................................ 3.00% 9/30/2029 4,176,242
2,750,000 Costa Rica Government International Bond .................................. 6.13% 2/19/2031 2,844,655
1,800,000 Dominican Republic International Bond ..................................... 5.95% 1/25/2027 1,813,230
7,300,000 Dominican Republic International Bond ..................................... 5.50% 2/22/2029 7,319,345
3,500,000 Ecopetrol SA ....................................................... 4.63% 11/2/2031 3,213,101
4,300,000 Fondo MIVIVIENDA SA
(a)
............................................... 5.40% 3/31/2031 4,337,625
4,700,000 Guatemala Government Bond ........................................... 5.25% 8/10/2029 4,711,703
5,600,000 Hungary Government International Bond .................................... 2.13% 9/22/2031 4,867,176
2,600,000 Korea National Oil Corp. ............................................... 4.00% 9/29/2028 2,561,065
4,990,410 Lima Metro Line 2 Finance Ltd. ........................................... 5.88% 7/5/2034 5,103,034
4,046,065 Lima Metro Line 2 Finance Ltd. ........................................... 4.35% 4/5/2036 3,852,529
2,800,000 Mexico City Airport Trust ............................................... 3.88% 4/30/2028 2,732,591
3,000,000 Mexico Government International Bond ..................................... 5.00% 5/7/2029 3,007,650
7,250,000 MISC Capital Two Labuan Ltd. ........................................... 3.75% 4/6/2027 7,195,831
5,700,000 Morocco Government International Bond .................................... 2.38% 12/15/2027 5,504,053
3,200,000 OCP SA ........................................................... 6.10% 4/30/2030 3,271,295
6,100,000 Oleoducto Central SA ................................................. 4.00% 7/14/2027 6,025,047
2,000,000 Paraguay Government International Bond ................................... 4.95% 4/28/2031 2,007,780
7,500,000 Pertamina Persero PT ................................................. 3.65% 7/30/2029 7,220,535
7,250,000 Perusahaan Perseroan Persero PT Perusahaan Listrik Negara .................... 4.13% 5/15/2027 7,209,975
9,050,000 Peruvian Government International Bond .................................... 2.84% 6/20/2030 8,507,000
4,500,000 Petrobras Global Finance BV ............................................ 5.13% 9/10/2030 4,426,720
4,700,000 TNB Global Ventures Capital Bhd ......................................... 3.24% 10/19/2026 4,685,201
Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored
Corporations
(Cost $149,681,115) 150,347,881
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 15.4%
1211 Avenue of the Americas Trust
8,310,000 Series 2015-1211-A1A2
(a)
............................................... 3.90% 8/10/2035 8,067,452
280 Park Avenue Mortgage Trust
9,530,000 Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)
(a)
................... 4.79% 9/15/2034 9,518,960
Acore Issuer LLC
12,700,000 Series 2026-FL1-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 8/20/2043 12,715,824
ACREC Trust
9,630,000 Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)
(a)
.................... 4.95% 8/18/2042 9,641,999
11,030,000 Series 2026-FL4-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 1/18/2043 11,043,743
ACRES Commercial Realty Ltd.
10,650,485 Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)
(a)
.................... 5.26% 8/18/2040 10,676,014
ALA Trust
4,675,000 Series 2025-OANA-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)
(a)
.................. 5.37% 6/15/2040 4,702,180
Arbor Realty Trust, Inc.
14,340,000 Series 2021-MF2-A2
(a)
................................................. 2.02% 6/15/2054 14,313,385
11,769 Series 2021-MF3-A1
(a)
................................................. 1.07% 10/15/2054 11,732
4,394,222 Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)
(a)
................. 5.04% 1/15/2037 4,399,820
13,000,000 Series 2025-FL1-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
.................... 4.99% 1/20/2043 13,017,251
7,505,000 Series 2026-FL1-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
.................... 5.14% 9/20/2043 7,529,121
ARDN Mortgage Trust
7,260,000 Series 2025-ARCP-A (1 mo. Term SOFR + 1.75%, 1.75% Floor)
(a)
.................. 5.38% 6/15/2035 7,273,373
AREIT Trust
3,572,078 Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)
(a)
................ 4.86% 1/20/2037 3,576,943
14,630,000 Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
.................. 5.02% 12/17/2029 14,650,892
11,060,000 Series 2025-CRE11-A (1 mo. Term SOFR + 1.55%, 1.55% Floor)
(a)
.................. 5.19% 7/25/2043 11,090,448
ARES Commercial Mortgage Trust
4,560,000 Series 2024-IND2-A (1 mo. Term SOFR + 1.44%, 1.44% Floor)
(a)
................... 5.07% 10/15/2034 4,578,846

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
7,530,000 Series 2024-IND-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)
(a)
.................... 5.32% 7/15/2041 7,552,606
7,410,000 Series 2026-GCP-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
................... 4.88% 2/15/2043 7,419,520
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5,083,708 Series 2017-BNK3-A3 ................................................. 3.31% 2/15/2050 5,057,261
BANK
61,570,798 Series 2017-BNK5-XA
(b)(f)
............................................... 1.07% 6/15/2060 368,015
72,738,074 Series 2017-BNK6-XA
(b)(f)
............................................... 0.89% 7/15/2060 334,115
20,645,022 Series 2019-BN20-XA
(b)(f)
............................................... 0.92% 9/15/2062 448,084
2,126,522 Series 2019-BN24-ASB ................................................ 2.93% 11/15/2062 2,076,381
182,037,203 Series 2020-BN26-XA
(b)(f)
............................................... 1.30% 3/15/2063 5,697,273
3,020,951 Series 2021-BN34-ASB ................................................ 2.19% 6/15/2063 2,843,467
BANK5 Trust
2,000,664 Series 2023-5YR2-A1 ................................................. 6.20% 7/15/2056 2,020,638
11,721,000 Series 2023-5YR2-A3
(b)
................................................ 6.66% 7/15/2056 12,061,279
5,222,247 Series 2023-5YR4-A3 ................................................. 6.50% 12/15/2056 5,376,968
7,760,399 Series 2024-5YR5-A3 ................................................. 5.70% 2/15/2029 7,895,779
9,441,411 Series 2024-5YR6-A3 ................................................. 6.23% 5/15/2057 9,733,893
2,121,109 Series 2024-5YR8-A1 ................................................. 5.19% 8/15/2057 2,133,449
5,000,000 Series 2024-5YR8-A3 ................................................. 5.88% 8/15/2057 5,139,588
2,339,635 Series 2025-5YR14-A1 ................................................ 4.82% 4/15/2058 2,333,694
61,757,623 Series 2025-5YR19-XA
(b)(f)
.............................................. 1.34% 12/15/2058 2,737,036
Barclays Commercial Mortgage Trust
68,990,874 Series 2017-C1-XA
(b)(f)
................................................. 1.60% 2/15/2050 138,065
110,862,307 Series 2020-C6-XA
(b)(f)
................................................. 1.13% 2/15/2053 3,223,832
59,000,000 Series 2020-C6-XB
(b)(f)
................................................. 0.76% 2/15/2053 1,331,134
1,000,000 Series 2021-C10-ASB ................................................. 2.27% 7/15/2054 945,336
1,963,000 Series 2023-5C23-A3
(b)
................................................ 6.68% 12/15/2056 2,033,236
2,984,000 Series 2024-5C27-A3 ................................................. 6.01% 7/15/2057 3,067,860
459,787 Series 2024-5C31-A1 ................................................. 4.88% 12/15/2057 459,788
2,030,658 Series 2025-5C33-A1 ................................................. 4.97% 3/15/2058 2,036,622
BDS Ltd.
13,266,274 Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)
(a)
................... 5.22% 9/19/2039 13,289,344
13,400,000 Series 2025-FL15-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
................... 5.04% 3/19/2043 13,403,524
10,030,000 Series 2025-FL16-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
................... 5.04% 6/19/2043 10,044,764
15,640,000 Series 2026-FL17-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
................... 4.99% 5/19/2043 15,683,151
Benchmark Mortgage Trust
515,857 Series 2018-B1-ASB
(b)
................................................. 3.60% 1/15/2051 512,028
73,754,324 Series 2018-B1-XA
(b)(f)
................................................. 0.64% 1/15/2051 509,583
8,474,037 Series 2019-B14-A2 .................................................. 2.91% 12/15/2062 8,256,724
167,583,020 Series 2020-B16-XA
(b)(f)
................................................ 0.91% 2/15/2053 4,101,377
35,720,000 Series 2020-IG1-XB
(b)(f)
................................................ 0.23% 9/15/2043 169,349
3,838,587 Series 2021-B24-ASB ................................................. 2.26% 3/15/2054 3,642,636
37,149 Series 2022-B32-A1 .................................................. 1.81% 1/15/2055 36,928
818,589 Series 2023-B39-A1 .................................................. 6.04% 7/15/2056 823,155
10,954,000 Series 2023-V3-A3
(b)
.................................................. 6.36% 7/15/2056 11,229,677
3,581,000 Series 2023-V4-A3
(b)
.................................................. 6.84% 11/15/2056 3,706,828
13,806,000 Series 2024-V5-A3 ................................................... 5.81% 1/10/2057 14,091,494
735,721 Series 2024-V8-A1 ................................................... 5.51% 7/15/2057 742,275
1,408,604 Series 2025-V18-A1 .................................................. 4.29% 10/15/2058 1,397,023
38,247,000 Series 2025-V19-XA
(b)(f)
................................................ 1.31% 1/15/2058 1,658,310
5,188,278 Series 2026-B43-A1 .................................................. 4.65% 4/15/2063 5,165,692
Blackstone Mortgage Trust, Inc.
4,470,919 Series 2021-FL4-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)
(a)
.................... 5.05% 5/15/2038 4,474,250
14,880,000 Series 2026-FL6-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 8/19/2043 14,902,662
BLP Commercial Mortgage Trust
2,697,806 Series 2024-IND2-A (1 mo. Term SOFR + 1.34%, 1.34% Floor)
(a)
................... 4.97% 3/15/2041 2,703,302
BMO Mortgage Trust
646,484 Series 2023-C4-A1 ................................................... 5.29% 2/15/2056 646,938
634,013 Series 2024-5C4-A1 .................................................. 6.02% 5/15/2057 643,043
634,876 Series 2024-5C6-A1 .................................................. 4.59% 9/15/2057 633,595
4,486,000 Series 2024-5C6-A2 .................................................. 4.87% 9/15/2057 4,482,113
2,461,795 Series 2025-C11-A1 .................................................. 4.97% 2/15/2058 2,469,200
BMP Commercial Mortgage Trust
1,300,000 Series 2024-MF23-A (1 mo. Term SOFR + 1.37%, 1.37% Floor)
(a)
................... 5.00% 6/15/2041 1,302,036
BrightSpire Capital, Inc.
11,380,000 Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)
(a)
.................... 5.58% 8/19/2037 11,404,000

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
14,790,000 Series 2026-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 8/19/2043 14,823,396
BSPDF Issuer Ltd.
9,040,000 Series 2026-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 9/18/2043 9,063,287
BSPRT Co-Issuer LLC
3,032,804 Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)
(a)
................... 5.88% 9/15/2035 3,037,727
5,000,000 Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)
(a)
.................. 6.48% 9/15/2035 5,009,285
12,700,000 Series 2026-FL13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
................... 5.14% 10/18/2043 12,730,010
BX Trust
763,253 Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)
(a)
.................... 4.47% 10/15/2036 763,301
1,486,067 Series 2021-ACNT-A (1 mo. Term SOFR + 0.96%, 0.85% Floor)
(a)
.................. 4.59% 11/15/2038 1,486,202
431,274 Series 2021-ACNT-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)
(a)
.................. 4.99% 11/15/2038 431,328
8,519,505 Series 2021-BXMF-A (1 mo. Term SOFR + 0.75%, 0.64% Floor)
(a)
.................. 4.38% 10/15/2026 8,517,387
1,134,000 Series 2021-LBA-BV (1 mo. Term SOFR + 1.41%, 1.05% Floor)
(a)
................... 5.04% 2/15/2036 1,133,993
6,517,000 Series 2021-LGCY-B (1 mo. Term SOFR + 0.97%, 0.86% Floor)
(a)
.................. 4.59% 10/15/2036 6,515,469
2,065,000 Series 2021-PAC-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)
(a)
.................... 4.43% 10/15/2036 2,064,908
5,901,000 Series 2022-AHP-AS (1 mo. Term SOFR + 1.49%, 1.49% Floor)
(a)
.................. 5.12% 1/17/2039 5,904,224
6,659,000 Series 2022-LBA6-A (1 mo. Term SOFR + 1.00%, 1.00% Floor)
(a)
................... 4.63% 1/15/2039 6,660,932
9,236,225 Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)
(a)
................... 5.32% 8/15/2041 9,281,158
2,213,636 Series 2024-MF-A (1 mo. Term SOFR + 1.44%, 1.44% Floor)
(a)
.................... 5.07% 2/15/2039 2,219,626
4,391,308 Series 2025-BCAT-A (1 mo. Term SOFR + 1.38%, 1.38% Floor)
(a)
................... 5.01% 8/15/2042 4,406,289
865,631 Series 2025-ROIC-A (1 mo. Term SOFR + 1.14%, 1.14% Floor)
(a)
................... 4.77% 3/15/2030 864,880
9,755,221 Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)
(a)
................... 5.17% 3/15/2030 9,743,963
7,620,000 Series 2026-ALOHA-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
................. 4.98% 4/15/2043 7,635,522
8,201,958 Series 2026-CIP-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
.................... 4.83% 5/15/2038 8,232,554
7,380,000 Series 2026-CSMO-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
.................. 5.03% 2/15/2043 7,406,302
7,360,000 Series 2026-ORBT-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
.................. 5.03% 7/15/2043 7,369,200
7,242,573 Series 2026-XL6-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
.................... 4.83% 3/15/2043 7,251,605
BXP Trust
7,375,000 Series 2017-GM-A
(a)
.................................................. 3.38% 6/13/2039 7,269,784
Cantor Commercial Real Estate Lending LP
4,030,047 Series 2019-CF1-A2 .................................................. 3.62% 5/15/2052 3,974,468
CFCRE Commercial Mortgage Trust
42,452,000 Series 2017-C8-XB
(b)(f)
................................................. 1.03% 6/15/2050 237,557
CFK Trust
116,365,000 Series 2020-MF2-X
(a)(b)(f)
................................................ 0.89% 3/15/2039 248,172
Citigroup Commercial Mortgage Trust
919,600 Series 2016-C2-A4 ................................................... 2.83% 8/10/2049 919,657
4,710,635 Series 2016-GC36-XA
(b)(f)
............................................... 1.11% 2/10/2049 115
2,920,706 Series 2016-P3-XA
(b)(f)
................................................. 1.45% 4/15/2049 112
11,153,752 Series 2017-P7-A3 ................................................... 3.44% 4/14/2050 11,083,973
3,974,387 Series 2018-B2-AAB .................................................. 3.96% 3/10/2051 3,956,614
2,416,156 Series 2019-C7-AAB .................................................. 3.04% 12/15/2072 2,350,933
1,290,843 Series 2020-GC46-A2 ................................................. 2.71% 2/15/2053 1,223,551
3,988,868 Series 2023-PRM3-A
(a)(b)
............................................... 6.57% 7/10/2028 4,077,464
2,290,000 Series 2023-SMRT-A
(a)(b)
............................................... 6.01% 6/12/2040 2,324,184
850,000 Series 2023-SMRT-B
(a)(b)
............................................... 6.05% 6/12/2040 858,216
Citigroup/Deutsche Bank Commercial Mortgage Trust
337,095 Series 2016-C3-A5 ................................................... 2.89% 8/10/2049 336,441
18,020,271 Series 2017-CD4-XA
(b)(f)
................................................ 1.36% 5/10/2050 77,411
1,290,691 Series 2020-C9-ASB .................................................. 1.88% 8/15/2053 1,223,750
Commercial Mortgage Pass Through Certificates
4,131,610 Series 2013-CR12-XA
(b)(f)
............................................... 0.38% 10/10/2046 68
15,314 Series 2016-COR1-A3 ................................................. 2.83% 10/10/2049 15,284
500,000 Series 2016-COR1-A4 ................................................. 3.09% 10/10/2049 497,713
8,000,000 Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)
(a)
................... 4.92% 9/15/2033 7,585,470
891,000 Series 2024-277P-A
(a)
................................................. 6.34% 8/10/2044 922,734
Commercial Mortgage Trust
19,711 Series 2021-PF1-A1 .................................................. 1.12% 11/15/2054 19,595
CSAIL Commercial Mortgage Trust
84,414,110 Series 2017-C8-XA
(b)(f)
................................................. 1.19% 6/15/2050 376,335
2,913,343 Series 2017-CX9-A4 .................................................. 3.18% 9/15/2050 2,887,583
9,642,295 Series 2017-CX9-XA
(b)(f)
................................................ 0.71% 9/15/2050 23,397
D2 Multifamily Credit 2026-FL1
13,640,000 Series 2026-FL1-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 11/19/2043 13,668,849

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
DBGS Mortgage Trust
4,060,000 Series 2021-W52-A (1 mo. Term SOFR + 1.66%, 1.40% Floor)
(a)
................... 5.29% 10/15/2039 4,063,317
Del Amo Fashion Center Trust
6,850,000 Series 2017-AMO-A
(a)(b)
................................................ 3.76% 6/5/2035 6,686,586
Dwight 2025-FL1 Issuer LLC
6,220,000 Series 2026-FL2-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
.................... 5.00% 1/18/2044 6,227,775
EQUS Mortgage Trust
10,561,647 Series 2021-EQAZ-A (1 mo. Term SOFR + 1.02%, 0.76% Floor)
(a)
.................. 4.65% 10/15/2038 10,561,769
Extended Stay America Trust
6,961,318 Series 2026-ESH2-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
................... 4.83% 2/15/2043 6,978,413
FS Commercial Mortgage Trust
5,500,000 Series 2026-PALM-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
................... 5.05% 7/15/2041 5,500,000
FS Rialto
3,171,076 Series 2021-FL2-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)
(a)
.................... 5.22% 5/16/2038 3,175,255
7,205,646 Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)
(a)
.................... 5.00% 11/16/2036 7,223,667
13,390,000 Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
................... 5.02% 8/19/2042 13,424,560
14,140,000 Series 2026-FL11-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
................... 5.09% 1/19/2044 14,166,795
Granite Point Mortgage Trust, Inc.
501,096 Series 2021-FL3-AS (1 mo. Term SOFR + 1.96%, 1.71% Floor)
(a)
................... 5.60% 7/16/2035 501,959
8,657,280 Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)
(a)
.................... 5.11% 12/15/2036 8,688,273
Great Wolf Trust
4,500,000 Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)
(a)
............................ 5.32% 5/15/2041 4,516,280
8,950,000 Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)
(a)
.................. 5.17% 3/15/2039 8,977,869
GS Mortgage Securities Corp. II
4,695,195 Series 2017-GS5-A3 .................................................. 3.41% 3/10/2050 4,669,481
91,983,642 Series 2017-GS6-XA
(b)(f)
................................................ 1.14% 5/10/2050 532,512
118,330,941 Series 2017-GS7-XA
(b)(f)
................................................ 1.17% 8/10/2050 766,749
131,065,074 Series 2017-GS8-XA
(b)(f)
................................................ 1.07% 11/10/2050 933,563
2,615,000 Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)
(a)
................... 4.82% 7/15/2031 2,404,794
49,949,714 Series 2019-GC42-XA
(b)(f)
............................................... 0.94% 9/10/2052 1,069,903
6,936,505 Series 2020-GC45-AAB ................................................ 2.84% 2/13/2053 6,733,430
3,641,000 Series 2024-70P-A
(a)(b)
................................................. 5.49% 3/10/2041 3,636,596
GS REFT 2026-FL1 Issuer Ltd.
4,549,000 Series 2026-FL1-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
.................... 5.14% 10/19/2043 4,566,577
Hilton USA Trust
6,758,000 Series 2016-HHV-A
(a)
................................................. 3.72% 11/5/2038 6,735,210
INCREF LLC
13,858,000 Series 2025-FL1-A (1 mo. Term SOFR + 1.73%, 1.73% Floor)
(a)
.................... 5.37% 10/19/2042 13,908,568
16,330,000 Series 2026-FL2-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.12% 12/19/2043 16,350,331
6,670,000 Series 2026-FL3-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
.................... 5.05% 1/19/2044 6,693,425
JP Morgan Chase Commercial Mortgage Securities
45,032,144 Series 2016-JP4-XA
(b)(f)
................................................ 0.78% 12/15/2049 11,843
1,024,533 Series 2019-COR5-A3 ................................................. 3.12% 6/13/2052 978,719
1,898,685 Series 2019-COR5-ASB ............................................... 3.22% 6/13/2052 1,864,589
21,020,407 Series 2019-COR5-XA
(b)(f)
.............................................. 1.57% 6/13/2052 663,801
JPMBB Commercial Mortgage Securities Trust
112,943 Series 2015-C27-A4 .................................................. 3.18% 2/15/2048 111,849
17,022,635 Series 2015-C32-XA
(b)(f)
................................................ 1.13% 11/15/2048 436
KKR Industrial Portfolio Trust
4,550,000 Series 2024-1-A (1 mo. Term SOFR + 1.89%, 1.89% Floor)
(a)
...................... 5.52% 8/15/2041 4,558,864
KRE Commercial Mortgage Trust
2,695,672 Series 2025-AIP4-A (1 mo. Term SOFR + 1.30%, 1.30% Floor)
(a)
................... 4.93% 3/15/2042 2,695,312
KREF
3,335,824 Series 2021-FL2-AS (1 mo. Term SOFR + 1.41%, 1.30% Floor)
(a)
................... 5.05% 2/15/2039 3,343,543
11,380,000 Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)
(a)
.................... 5.40% 2/15/2039 11,401,338
2,031,424 Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 2/17/2039 2,034,010
Ladder Capital Commercial Mortgage Securities LLC
714,153 Series 2017-LC26-A3
(a)
................................................ 3.29% 7/12/2050 708,289
LEX Mortgage Trust
2,760,000 Series 2024-BBG-A
(a)(b)
................................................ 5.04% 10/13/2033 2,752,289
LEX Trust/United States
4,950,000 Series 2026-450-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
.................... 4.98% 3/15/2043 4,964,472

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
LoanCore
225,222 Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)
(a)
.................. 5.04% 11/15/2038 225,871
14,630,000 Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
.................. 5.02% 8/17/2042 14,649,926
14,000,000 Series 2025-CRE9-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................. 5.09% 8/18/2042 14,036,288
LSTAR Commercial Mortgage Trust
34,763,306 Series 2017-5-X
(a)(b)(f)
.................................................. 0.97% 3/10/2050 102,635
Lument Finance Trust, Inc.
14,690,000 Series 2025-FL3-A (1 mo. Term SOFR + 1.55%, 1.55% Floor)
(a)
.................... 5.19% 7/21/2043 14,745,161
Merit
400,000 Series 2021-STOR-A (1 mo. Term SOFR + 0.81%, 0.70% Floor)
(a)
.................. 4.44% 7/15/2038 399,841
2,440,000 Series 2022-MHIL-C (1 mo. Term SOFR + 1.26%, 1.26% Floor)
(a)
................... 4.89% 1/15/2039 2,440,389
MF1 Multifamily Housing Mortgage Loan Trust
639,876 Series 2021-FL7-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)
(a)
.................... 4.83% 10/16/2036 640,653
22,223,000 Series 2021-FL7-AS (1 mo. Term SOFR + 1.56%, 1.45% Floor)
(a)
................... 5.20% 10/16/2036 22,265,179
8,554,418 Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
.................... 4.99% 2/19/2037 8,565,085
6,773,076 Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)
(a)
.................... 5.79% 6/19/2037 6,783,134
8,290,000 Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)
(a)
................... 5.33% 8/18/2041 8,311,297
9,928,000 Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)
(a)
................... 4.96% 2/18/2040 9,954,309
14,850,000 Series 2026-FL21-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
................... 4.99% 2/18/2041 14,873,344
13,250,000 Series 2026-FL22-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
................... 5.04% 11/18/2043 13,277,587
Morgan Stanley Bank of America Merrill Lynch Trust
204,503 Series 2025-C35-A1 .................................................. 4.61% 8/15/2058 203,761
Morgan Stanley Capital I, Inc.
31,390 Series 2006-HQ10-X1
(a)(b)(f)
.............................................. 0.93% 11/12/2041 1
49,743,452 Series 2017-H1-XA
(b)(f)
................................................. 1.40% 6/15/2050 355,895
742,365 Series 2017-HR2-A3 .................................................. 3.33% 12/15/2050 727,518
7,895,000 Series 2019-PLND-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)
(a)
.................. 5.49% 5/15/2036 289,975
3,352,862 Series 2020-HR8-ASB ................................................. 1.93% 7/15/2053 3,150,004
9,620,680 Series 2021-L6-A2
(b)
.................................................. 2.13% 6/15/2054 9,569,215
5,856,769 Series 2024-NSTB-A
(a)(b)
............................................... 3.90% 9/24/2057 5,746,109
NXPT Commercial Mortgage Trust
1,100,000 Series 2024-STOR-A
(a)(b)
............................................... 4.46% 11/5/2041 1,076,845
NYC Commercial Mortgage Trust
7,430,000 Series 2026-1PARK-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................. 4.88% 2/15/2043 7,434,954
NYO Commercial Mortgage Trust
7,880,000 Series 2021-1290-A1 (1 mo. Term SOFR + 1.21%, 1.10% Floor)
(a)
.................. 4.84% 11/15/2038 7,887,719
Park Avenue Trust
5,500,000 Series 2017-245P-A
(a)
................................................. 3.51% 6/5/2037 5,433,217
PFP III Ltd.
9,850,000 Series 2026-13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
..................... 5.14% 8/18/2043 9,869,739
PLYM Commercial Mortgage Trust
4,870,000 Series 2026-IND-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................... 4.88% 3/15/2043 4,879,309
PRM Trust
6,250,000 Series 2025-PRM6-A
(a)(b)
............................................... 4.63% 7/5/2033 6,184,253
SCG Mortgage Trust
8,230,000 Series 2025-SNIP-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
................... 5.13% 9/15/2042 8,266,656
SCOTT Trust
2,010,000 Series 2023-SFS-A
(a)
.................................................. 5.91% 3/10/2040 2,034,995
2,750,000 Series 2023-SFS-AS
(a)
................................................. 6.20% 3/10/2040 2,779,147
SFO Commercial Mortgage Trust
8,673,000 Series 2021-555-A (1 mo. Term SOFR + 1.51%, 1.15% Floor)
(a)
.................... 5.14% 5/15/2038 8,674,670
SMRT
5,000,000 Series 2022-MINI-A (1 mo. Term SOFR + 1.00%, 1.00% Floor)
(a)
................... 4.63% 1/15/2039 4,999,142
SPGN Mortgage Trust
7,380,000 Series 2026-TFLM-A (1 mo. Term SOFR + 1.30%, 1.30% Floor)
(a)
................... 4.93% 2/15/2041 7,392,823
SREIT Trust
8,764,000 Series 2021-MFP2-B (1 mo. Term SOFR + 1.29%, 1.17% Floor)
(a)
.................. 4.91% 11/15/2036 8,762,373
2,285,000 Series 2021-PALM-A (1 mo. Term SOFR + 0.70%, 0.59% Floor)
(a)
................... 4.33% 10/15/2034 2,285,544
Starwood Property Trust, Inc.
1,522,793 Series 2021-FL2-AS (1 mo. Term SOFR + 1.56%, 1.45% Floor)
(a)
................... 5.20% 4/18/2038 1,525,190
TPG Real Estate Finance Issuer Ltd.
10,080,000 Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)
(a)
.................... 5.17% 9/18/2042 10,116,842

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
12,710,000 Series 2025-FL7-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 6/18/2043 12,728,557
TYSN Mortgage Trust
6,110,000 Series 2023-CRNR-A
(a)(b)
............................................... 6.80% 12/10/2033 6,305,004
UBS Commercial Mortgage Trust
42,994,024 Series 2017-C1-XA
(b)(f)
................................................. 1.61% 6/15/2050 241,141
111,249 Series 2017-C2-A3 ................................................... 3.23% 8/15/2050 109,924
10,916 Series 2017-C2-ASB .................................................. 3.26% 8/15/2050 10,885
78,357,628 Series 2017-C3-XA
(b)(f)
................................................. 1.21% 8/15/2050 535,112
735,094 Series 2018-C11-ASB ................................................. 4.12% 6/15/2051 731,155
294,424 Series 2018-C13-A3 .................................................. 4.07% 10/15/2051 291,402
91,123,715 Series 2018-C8-XA
(b)(f)
................................................. 0.96% 2/15/2051 933,918
VEGAS Trust
3,692,000 Series 2024-TI-A
(a)
................................................... 5.52% 11/10/2039 3,689,070
VMC Finance LLC
16,430,000 Series 2026-FL6-A (1 mo. Term SOFR + 1.60%, 1.60% Floor)
(a)
.................... 5.24% 11/19/2043 16,455,614
Wells Fargo Commercial Mortgage Trust
4,899,004 Series 2019-C50-A4 .................................................. 3.47% 5/15/2052 4,756,978
151,718,592 Series 2019-C51-XA
(b)(f)
................................................ 1.41% 6/15/2052 4,613,504
3,880,596 Series 2020-C57-ASB ................................................. 1.91% 8/15/2053 3,710,599
282,684 Series 2021-C60-A2 .................................................. 2.04% 8/15/2054 282,117
1,198,067 Series 2024-5C1-A1 .................................................. 5.23% 7/15/2057 1,203,845
659,000 Series 2024-5C1-A3 .................................................. 5.93% 7/15/2057 675,981
2,036,097 Series 2024-5C2-A1 .................................................. 5.05% 11/15/2057 2,035,134
643,152 Series 2024-C63-A1 .................................................. 4.89% 8/15/2057 643,987
2,372,613 Series 2025-5C3-A1 .................................................. 5.19% 1/15/2058 2,380,444
82,480 Series 2025-5C5-A1 .................................................. 4.72% 7/15/2058 82,343
1,000,000 Series 2025-AGLN-A (1 mo. Term SOFR + 1.64%, 1.64% Floor)
(a)
.................. 5.27% 7/15/2037 1,002,084
6,071,449 Series 2026-C66-A1 .................................................. 4.89% 4/15/2059 6,069,640
Willowbrook Mall
2,020,000 Series 2025-WBRK-A
(a)(b)
............................................... 5.87% 3/5/2035 2,063,766
Total Non-Agency Commercial Mortgage Backed Obligations
(Cost $1,254,165,294) 1,130,361,691
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 16.5%
ACRA Trust
20,750,000 Series 2026-NQM1-A1
(a)(b)
.............................................. 5.57% 6/25/2066 20,791,749
Angel Oak Mortgage Trust LLC
11,210,215 Series 2021-7-A1
(a)(b)
.................................................. 1.98% 10/25/2066 9,689,501
8,372,319 Series 2025-10-A3
(a)(g)
................................................. 5.37% 9/25/2070 8,305,799
3,399,583 Series 2025-7-A1
(a)(g)
.................................................. 5.51% 6/25/2070 3,402,914
Arroyo Mortgage Trust
2,532,323 Series 2019-3-A2
(a)(b)
.................................................. 3.21% 10/25/2048 2,446,288
1,368,592 Series 2019-3-A3
(a)(b)
.................................................. 3.42% 10/25/2048 1,322,970
Aspire Mortgage Trust
4,103,618 Series 2026-1-A3
(a)(g)
.................................................. 5.21% 1/25/2066 4,093,978
20,648,164 Series 2026-2-A1
(a)(b)
.................................................. 5.33% 4/26/2066 20,584,766
Banc of America Mortgage Securities, Inc.
185,933 Series 2005-E-2A1
(b)
.................................................. 4.78% 6/25/2035 166,557
Barclays Mortgage Loan Trust
983,596 Series 2025-NQM3-A1
(a)(b)
.............................................. 5.64% 5/25/2065 984,762
7,093,748 Series 2025-NQM3-A3
(a)(g)
.............................................. 5.95% 5/25/2065 7,094,289
BCAP LLC Trust
391,120 Series 2011-RR1-8A3
(a)(b)(h)
.............................................. 4.26% 8/28/2021 267,462
Bear Stearns Asset Backed Securities Trust
152,489 Series 2004-AC2-2A .................................................. 5.00% 5/25/2034 126,095
BRAVO Residential Funding Trust
840,638 Series 2020-RPL1-A1
(a)(b)
............................................... 2.50% 5/26/2059 833,981
5,201,053 Series 2022-RPL1-A1
(a)(b)
............................................... 2.75% 9/25/2061 4,735,926
28,717,551 Series 2026-NQM4-A1
(a)(b)
.............................................. 5.18% 3/25/2066 28,567,565
Carrington Mortgage Loan Trust
1,100,733 Series 2006-NC3-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 12.50% Cap) .......... 4.06% 8/25/2036 1,075,446

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Chase Funding Mortgage Loan Asset-Backed Certificates
607,381 Series 2004-2-1A5
(g)
.................................................. 6.20% 2/26/2035 605,340
Citigroup Mortgage Loan Trust, Inc.
202,283 Series 2006-AR1-2A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap) ............ 6.05% 3/25/2036 201,556
879,738 Series 2020-EXP1-A1A
(a)(b)
.............................................. 1.80% 5/25/2060 838,214
COLT Funding LLC
3,123,405 Series 2021-1R-A1
(a)(b)
................................................. 0.86% 5/25/2065 2,848,024
3,406,697 Series 2021-5-A1
(a)(b)
.................................................. 1.73% 11/26/2066 3,088,276
10,250,862 Series 2021-RPL1-A1
(a)(b)
............................................... 1.67% 9/25/2061 9,448,651
1,599,229 Series 2023-2-A1
(a)(g)
.................................................. 6.60% 7/25/2068 1,595,498
4,565,383 Series 2025-12-A3
(a)(g)
................................................. 5.39% 1/26/2071 4,529,971
1,735,841 Series 2026-3-A1
(a)(b)
.................................................. 5.12% 5/25/2071 1,724,589
Countrywide Home Loan Mortgage Pass Through Trust
85,100 Series 2004-HYB9-1A1
(b)
............................................... 4.96% 2/20/2035 84,982
2,686,507 Series 2005-3-1A2 (1 mo. Term SOFR + 0.69%, 0.58% Floor) ..................... 4.34% 4/25/2035 2,600,549
Credit Suisse Mortgage Capital Certificates
1,098,932 Series 2021-NQM1-A2
(a)(b)
.............................................. 0.99% 5/25/2065 980,651
1,831,554 Series 2021-NQM1-A3
(a)(b)
.............................................. 1.20% 5/25/2065 1,638,952
5,694,648 Series 2021-NQM5-A3
(a)(b)
.............................................. 1.35% 5/25/2066 4,846,364
3,741,475 Series 2021-RPL4-A1
(a)(b)
............................................... 4.15% 12/27/2060 3,732,053
13,818,287 Series 2022-NQM1-A1
(a)(b)
.............................................. 3.27% 11/25/2066 12,557,200
2,249,712 Series 2022-NQM5-A1
(a)(b)
.............................................. 5.17% 5/25/2067 2,244,576
6,646,836 Series 2022-RPL4-A1
(a)(b)
............................................... 3.90% 4/25/2062 6,332,190
Cross Mortgage Trust
1,848,048 Series 2024-H1-A1
(a)(g)
................................................. 6.09% 12/25/2068 1,852,423
8,640,095 Series 2024-H5-A1
(a)(g)
................................................. 5.85% 8/26/2069 8,674,627
5,177,536 Series 2025-H3-A1
(a)(b)
................................................. 5.88% 4/25/2070 5,206,965
Ellington Financial Mortgage Trust
3,725,148 Series 2025-NQM6-A3
(a)(g)
.............................................. 5.40% 12/25/2070 3,696,627
9,597,717 Series 2026-NQM1-A2
(a)(g)
.............................................. 5.06% 2/25/2071 9,485,471
10,737,926 Series 2026-NQM1-A3
(a)(g)
.............................................. 5.11% 2/25/2071 10,594,386
6,702,270 Series 2026-NQM3-A3
(a)(g)
.............................................. 5.38% 3/25/2071 6,641,488
6,750,942 Series 2026-NQM4-A1
(a)(b)
.............................................. 5.47% 4/25/2071 6,746,400
20,000,000 Series 2026-NQM7-A1
(a)(b)
.............................................. 5.60% 7/25/2071 20,047,560
Fannie Mae Connecticut Avenue Securities
1,215,939 Series 2023-R08-1M1 (30 day avg SOFR US + 1.50%, 0.00% Floor)
(a)
............... 5.13% 10/25/2043 1,216,841
3,325,687 Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)
(a)
............... 4.68% 1/25/2044 3,324,795
1,978,975 Series 2024-R02-1M1 (30 day avg SOFR US + 1.10%, 0.00% Floor)
(a)
............... 4.73% 2/25/2044 1,979,158
5,793,678 Series 2024-R06-1A1 (30 day avg SOFR US + 1.15%, 0.00% Floor)
(a)
............... 4.78% 9/25/2044 5,810,282
1,540,127 Series 2025-R04-1A1 (30 day avg SOFR US + 1.00%, 0.00% Floor)
(a)
............... 4.63% 5/25/2045 1,542,578
First Horizon Asset Securities, Inc.
1,577,943 Series 2007-AR2-1A1
(b)
................................................ 6.12% 8/25/2037 316,050
Freddie Mac Structured Agency Credit Risk Debt Notes
240,197 Series 2022-DNA2-M1A (30 day avg SOFR US + 1.30%, 0.00% Floor)
(a)
.............. 4.93% 2/25/2042 240,212
5,393,618 Series 2024-DNA1-M1 (30 day avg SOFR US + 1.35%, 0.00% Floor)
(a)
............... 4.98% 2/25/2044 5,398,806
3,437,320 Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)
(a)
............... 4.83% 5/25/2044 3,441,186
5,009,031 Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)
(a)
............... 4.83% 8/25/2044 5,011,283
8,056,527 Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)
(a)
............... 4.68% 1/25/2045 8,059,049
14,480,000 Series 2025-HQA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)
(a)
............... 4.58% 2/25/2045 14,497,760
2,888,503 Series 2026-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)
(a)
............... 4.83% 3/25/2046 2,892,266
GCAT
7,528,207 Series 2025-NQM1-A1
(a)(g)
.............................................. 5.37% 11/25/2069 7,514,353
GS Mortgage-Backed Securities Trust
6,625,328 Series 2025-NQM3-A3
(a)(g)
.............................................. 5.49% 11/25/2065 6,609,262
4,789,919 Series 2025-NQM4-A3
(a)(g)
.............................................. 5.46% 10/25/2065 4,769,254
4,781,363 Series 2025-NQM5-A3
(a)(g)
.............................................. 5.42% 7/25/2065 4,762,436
10,058,614 Series 2026-CES3-A1A
(a)(g)
.............................................. 5.36% 9/25/2056 10,065,052
9,839,240 Series 2026-NQM2-A2
(a)(g)
.............................................. 5.19% 11/25/2061 9,729,658
7,857,311 Series 2026-NQM2-A3
(a)(g)
.............................................. 5.34% 11/25/2061 7,769,994
GSR Mortgage Loan Trust
2,376,654 Series 2005-9F-2A2 .................................................. 6.00% 1/25/2036 1,016,090
HOMES Trust
13,369,879 Series 2025-NQM2-A1
(a)(g)
.............................................. 5.43% 2/25/2070 13,363,903
7,739,918 Series 2025-NQM3-A1
(a)(b)
.............................................. 5.63% 2/25/2070 7,761,588
2,695,338 Series 2026-NQM1-A3
(a)(g)
.............................................. 5.16% 9/25/2070 2,662,034

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
JP Morgan Alternative Loan Trust
8,578 Series 2006-S4-A6
(g)
.................................................. 6.21% 12/25/2036 9,995
JP Morgan Mortgage Trust
3,195,919 Series 2024-NQM1-A1
(a)(g)
.............................................. 5.59% 2/25/2064 3,194,965
5,311,209 Series 2025-NQM1-A1
(a)(g)
.............................................. 5.59% 6/25/2065 5,309,614
6,800,389 Series 2025-NQM2-A1
(a)(b)
.............................................. 5.57% 9/25/2065 6,806,838
7,103,445 Series 2025-NQM2-A2
(a)(g)
.............................................. 5.77% 9/25/2065 7,103,047
9,516,092 Series 2025-NQM2-A3
(a)(g)
.............................................. 5.92% 9/25/2065 9,521,677
14,493,933 Series 2025-NQM4-A3
(a)(g)
.............................................. 5.26% 3/25/2066 14,329,903
7,069,424 Series 2025-VIS3-A3
(a)(g)
............................................... 5.57% 2/25/2066 7,040,226
9,818,204 Series 2026-NQM2-A1
(a)(b)
.............................................. 5.15% 9/25/2066 9,739,945
Legacy Mortgage Asset Trust
565,368 Series 2021-GS1-A1
(a)(g)
................................................ 5.89% 10/25/2066 566,167
6,123,129 Series 2021-GS2-A1
(a)(g)
................................................ 5.75% 4/25/2061 6,131,964
11,076,964 Series 2021-GS3-A1
(a)(g)
................................................ 5.75% 7/25/2061 11,098,912
14,553,012 Series 2021-GS4-A1
(a)(g)
................................................ 5.65% 11/25/2060 14,576,605
MASTR Adjustable Rate Mortgages Trust
1,729,688 Series 2006-2-2A1
(b)
.................................................. 6.54% 4/25/2036 750,906
MFRA Trust
6,771,005 Series 2021-NQM2-A1
(a)(b)
.............................................. 1.03% 11/25/2064 6,003,982
878,925 Series 2021-NQM2-A2
(a)(b)
.............................................. 1.32% 11/25/2064 791,708
7,007,212 Series 2025-NQM4-A3
(a)(g)
.............................................. 5.69% 8/25/2070 6,971,706
9,927,444 Series 2026-INVR1-A3
(a)(g)
.............................................. 5.79% 12/25/2059 9,893,970
9,729,612 Series 2026-NQM1-A3
(a)(g)
.............................................. 5.41% 2/25/2071 9,704,665
MLCC Mortgage Investors, Inc.
137,104 Series 2005-3-2A
(b)
................................................... 5.06% 11/25/2035 134,314
Morgan Stanley Mortgage Loan Trust
7,105 Series 2004-1-1A1 ................................................... 5.00% 11/25/2033 4,994
Morgan Stanley Residential Mortgage Loan Trust
4,411,128 Series 2025-NQM8-A3
(a)(g)
.............................................. 5.42% 9/25/2070 4,364,142
26,548,275 Series 2026-NEW1-A1
(a)(b)
.............................................. 5.28% 4/27/2071 26,416,750
14,417,545 Series 2026-NQM4-A1
(a)(b)
.............................................. 5.08% 3/25/2071 14,304,007
New Residential Mortgage Loan Trust
4,450,503 Series 2024-NQM1-A1
(a)(g)
.............................................. 6.13% 3/25/2064 4,466,078
2,323,289 Series 2026-NQM1-A3
(a)(g)
.............................................. 5.18% 11/25/2065 2,293,152
21,083,051 Series 2026-NQM5-A1
(a)(b)
.............................................. 5.18% 4/25/2066 20,997,357
19,656,438 Series 2026-NQM6-A1
(a)(b)
.............................................. 5.29% 5/25/2066 19,563,579
32,181,021 Series 2026-NQM7-A1
(a)(b)
.............................................. 5.42% 6/25/2066 32,111,906
Onslow Bay Mortgage Loan Trust
694,249 Series 2018-1-A2 (1 mo. Term SOFR + 0.76%, 0.00% Floor)
(a)
..................... 4.41% 6/25/2057 690,181
7,655,888 Series 2022-NQM1-A1
(a)(b)
.............................................. 2.31% 11/25/2061 6,872,154
1,937,831 Series 2022-NQM7-A1
(a)(g)
.............................................. 5.11% 8/25/2062 1,934,196
4,484,142 Series 2023-NQM5-A1A
(a)(g)
............................................. 6.57% 6/25/2063 4,474,769
12,038,125 Series 2024-NQM10-A1
(a)(g)
............................................. 6.18% 5/25/2064 12,147,644
10,329,723 Series 2024-NQM11-A1
(a)(g)
............................................. 5.88% 6/25/2064 10,381,178
7,024,846 Series 2024-NQM12-A1
(a)(g)
............................................. 5.48% 7/25/2064 7,033,152
8,107,391 Series 2024-NQM13-A1
(a)
.............................................. 5.12% 6/25/2064 8,099,747
8,511,957 Series 2024-NQM16-A1
(a)(g)
............................................. 5.53% 10/25/2064 8,537,265
14,799,416 Series 2024-NQM18-A1
(a)(b)
............................................. 5.41% 10/25/2064 14,805,765
3,492,662 Series 2024-NQM18-A2
(a)(g)
............................................. 5.66% 10/25/2064 3,491,924
5,629,236 Series 2024-NQM4-A1
(a)(g)
.............................................. 6.07% 1/25/2064 5,655,273
5,906,101 Series 2024-NQM5-A1
(a)(g)
.............................................. 5.99% 1/25/2064 5,924,848
15,130,862 Series 2025-NQM14-A3
(a)(g)
............................................. 5.62% 7/25/2065 15,083,690
9,688,023 Series 2025-NQM7-A1
(a)(g)
.............................................. 5.56% 5/25/2055 9,708,217
11,975,188 Series 2025-NQM8-A1
(a)(g)
.............................................. 5.47% 3/25/2065 11,987,355
8,349,770 Series 2025-R1-A3
(a)(g)
................................................. 5.19% 9/25/2062 8,240,019
13,962,863 Series 2026-NQM1-A3
(a)(g)
.............................................. 5.17% 11/25/2065 13,841,976
PRKCM Trust
29,543,020 Series 2026-AFC2-A1
(a)(b)
............................................... 5.37% 4/25/2061 29,470,743
8,136,755 Series 2026-AFC3-A1
(a)(b)
............................................... 5.38% 5/1/2061 8,112,104
16,000,000 Series 2026-AFC4-A1
(a)(b)
............................................... 5.60% 7/25/2061 16,030,240
PRPM LLC
10,073,261 Series 2024-NQM4-A1
(a)(g)
.............................................. 5.67% 12/26/2069 10,090,956
31,824,048 Series 2025-NQM2-A1
(a)(g)
.............................................. 5.69% 4/25/2070 31,890,083
13,423,124 Series 2025-NQM5-A1
(a)(b)
.............................................. 5.18% 10/25/2070 13,340,307

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
5,025,853 Series 2025-NQM6-A3
(a)(g)
.............................................. 5.34% 12/25/2070 4,980,330
19,656,119 Series 2026-NQM2-A1
(a)(b)
.............................................. 5.26% 4/25/2071 19,525,950
Santander Mortgage Asset Receivable Trust
424,738 Series 2025-NQM4-A3
(a)(g)
.............................................. 5.76% 7/25/2065 423,780
4,961,359 Series 2025-NQM5-A3
(a)(g)
.............................................. 5.47% 8/25/2065 4,926,013
3,710,984 Series 2025-NQM6-A3
(a)(g)
.............................................. 5.44% 11/25/2065 3,682,290
2,729,140 Series 2026-NQM1-A2
(a)(g)
.............................................. 5.15% 11/25/2065 2,700,045
2,456,226 Series 2026-NQM1-A3
(a)(g)
.............................................. 5.25% 11/25/2065 2,428,605
Securitized Asset Backed Receivables LLC
3,054,808 Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor) .................... 4.30% 3/25/2036 2,873,276
SGR Residential Mortgage Trust
6,354,364 Series 2026-3-A1
(a)(b)
.................................................. 5.19% 4/25/2066 6,305,781
Starwood Mortgage Residential Trust
141,194 Series 2020-3-A1
(a)(b)
.................................................. 1.49% 4/25/2065 139,421
18,999,162 Series 2021-5-A1
(a)(b)
.................................................. 1.92% 9/25/2066 16,241,455
Structured Asset Securities Corp.
27,788 Series 2003-24A-1A3
(b)
................................................ 6.27% 7/25/2033 27,687
Terwin Mortgage Trust
215,175 Series 2003-4HE-M1 (1 mo. Term SOFR + 1.24%, 1.13% Floor) .................... 4.89% 9/25/2034 258,772
Velocity Commercial Capital Loan Trust
992,972 Series 2019-2-A
(a)(b)
................................................... 3.13% 7/25/2049 964,567
3,549,317 Series 2021-1-M1
(a)(b)
.................................................. 1.79% 5/25/2051 2,936,909
13,401,286 Series 2021-2-A
(a)(b)
................................................... 1.52% 8/25/2051 11,520,514
3,179,762 Series 2021-2-M1
(a)(b)
.................................................. 1.82% 8/25/2051 2,588,371
11,520,272 Series 2024-5-A
(a)
.................................................... 5.49% 10/25/2054 11,474,113
18,605,158 Series 2025-4-A
(a)(b)
................................................... 5.19% 9/25/2055 18,385,861
Vericrest Opportunity Loan Transferee
864,690 Series 2021-NP11-A1
(a)(g)
............................................... 5.87% 8/25/2051 865,492
830,644 Series 2021-NPL9-A1
(a)(g)
............................................... 5.99% 5/25/2051 831,430
Verus Securitization Trust
5,789,776 Series 2021-4-A3
(a)(b)
.................................................. 1.35% 7/25/2066 4,942,448
5,558,527 Series 2021-7-A1
(a)(g)
.................................................. 2.83% 10/25/2066 5,074,836
8,883,715 Series 2024-3-A1
(a)(g)
.................................................. 6.34% 4/25/2069 8,935,629
2,602,011 Series 2024-6-A1
(a)(g)
.................................................. 5.80% 7/25/2069 2,611,587
17,587,698 Series 2024-9-A1
(a)(b)
.................................................. 5.44% 11/25/2069 17,620,031
4,573,671 Series 2024-9-A2
(a)(g)
.................................................. 5.69% 11/25/2069 4,576,661
4,419,996 Series 2025-10-A2
(a)(g)
................................................. 5.21% 6/25/2070 4,393,818
13,546,446 Series 2025-11-A3
(a)(g)
................................................. 5.27% 11/25/2070 13,432,103
3,570,828 Series 2025-1-A1
(a)(b)
.................................................. 5.62% 1/25/2070 3,582,676
29,163,686 Series 2025-4-A1
(a)(g)
.................................................. 5.45% 5/25/2070 29,229,806
14,376,261 Series 2025-5-A1
(a)(g)
.................................................. 5.43% 6/25/2070 14,426,121
9,606,978 Series 2025-6-A1
(a)(g)
.................................................. 5.42% 7/25/2070 9,629,912
2,322,632 Series 2025-8-A3
(a)(g)
.................................................. 5.22% 9/25/2070 2,301,494
17,888,998 Series 2025-9-A3
(a)(g)
.................................................. 5.34% 10/27/2070 17,757,249
26,794,965 Series 2026-4-A1
(a)(b)
.................................................. 5.00% 4/25/2071 26,630,715
2,978,383 Series 2026-R1-A3
(a)(g)
................................................. 5.19% 10/25/2067 2,934,471
26,578,426 Series 2026-R3-A1
(a)(b)
................................................. 5.19% 2/27/2068 26,483,190
WaMu Mortgage Pass Through Certificates
81,373 Series 2002-AR16-A
(b)
................................................. 6.08% 12/25/2032 79,503
Wells Fargo Mortgage Backed Securities Trust
145,928 Series 2007-7-A36 ................................................... 6.00% 6/25/2037 135,007
Woodward Capital Management
17,881,992 Series 2026-CES5-A1A
(a)(g)
.............................................. 5.25% 5/25/2056 17,828,814
Total Non-Agency Residential Collateralized Mortgage Obligations
(Cost $1,237,250,801) 1,215,821,114
US CORPORATE BONDS - 12.3%
4,970,000 AbbVie, Inc. ........................................................ 4.88% 3/15/2030 5,025,728
10,138,000 Agree LP .......................................................... 2.90% 10/1/2030 9,412,480
6,844,000 Airbnb, Inc. ........................................................ 4.40% 3/16/2029 6,810,227
2,226,000 Altria Group, Inc. ..................................................... 6.20% 11/1/2028 2,303,308
3,682,000 Altria Group, Inc. ..................................................... 4.50% 8/6/2030 3,654,743
13,369,000 American Electric Power Co., Inc. ......................................... 5.20% 1/15/2029 13,574,485

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
10,014,000 American Express Co. (SOFR + 1.26%) .................................... 4.73% 4/25/2029 10,042,362
19,557,000 American Tower Corp. ................................................. 4.90% 3/15/2030 19,652,227
13,933,000 Amgen, Inc. ........................................................ 4.20% 2/19/2031 13,666,225
6,851,000 Augusta SpinCo Corp. ................................................. 4.40% 3/23/2029 6,803,952
1,471,000 Avery Dennison Corp. ................................................. 4.88% 12/6/2028 1,477,878
1,735,000 Aviation Capital Group LLC
(a)
............................................ 6.25% 4/15/2028 1,775,595
14,746,000 Aviation Capital Group LLC
(a)
............................................ 4.80% 10/24/2030 14,608,168
13,450,000 Bank of America Corp. (SOFR + 0.83%) .................................... 4.98% 1/24/2029 13,525,650
6,676,000 Bank of America Corp. (SOFR + 1.00%) .................................... 5.16% 1/24/2031 6,767,682
5,505,000 Biogen, Inc. ........................................................ 5.05% 1/15/2031 5,574,273
12,139,000 Black Hills Corp. ..................................................... 4.55% 1/31/2031 11,959,864
4,058,000 Boardwalk Pipelines LP ................................................ 4.45% 7/15/2027 4,052,723
1,938,000 Brown & Brown, Inc. .................................................. 4.70% 6/23/2028 1,937,862
2,262,000 Brown & Brown, Inc. .................................................. 4.50% 3/15/2029 2,246,708
6,545,000 Cardinal Health, Inc. .................................................. 5.13% 2/15/2029 6,625,085
4,136,000 CenterPoint Energy, Inc. ............................................... 5.40% 6/1/2029 4,224,115
3,624,000 Charles Schwab Corp. (SOFR + 1.05%) .................................... 4.69% 3/3/2027 3,638,493
13,758,000 Charles Schwab Corp. (SOFR + 0.94%) .................................... 4.34% 11/14/2031 13,535,287
6,242,000 Cheniere Energy Partners LP ............................................ 4.50% 10/1/2029 6,201,989
7,704,000 Cheniere Energy, Inc. ................................................. 4.63% 10/15/2028 7,687,018
7,188,000 Citigroup, Inc. (SOFR + 0.87%) .......................................... 4.79% 3/4/2029 7,206,585
15,368,000 Citigroup, Inc. (SOFR + 1.34%) .......................................... 4.54% 9/19/2030 15,262,374
6,915,000 Citigroup, Inc. (SOFR + 1.17%) .......................................... 4.50% 9/11/2031 6,826,526
13,651,000 CNH Industrial Capital LLC ............................................. 4.50% 10/16/2030 13,452,725
5,202,000 Constellation Energy Generation LLC ...................................... 3.90% 1/8/2028 5,158,904
6,443,000 CRH SMW Finance DAC ............................................... 5.13% 1/9/2030 6,530,730
5,968,000 CubeSmart LP ...................................................... 4.38% 2/15/2029 5,920,138
3,996,000 Darden Restaurants, Inc. ............................................... 4.35% 10/15/2027 3,984,438
2,400,000 DCP Midstream Operating LP ............................................ 5.13% 5/15/2029 2,427,319
7,236,000 Dell International LLC / EMC Corp. ........................................ 4.50% 2/15/2031 7,137,499
1,818,000 Devon Energy Corp. .................................................. 5.25% 10/15/2027 1,818,195
7,246,000 Dominion Energy, Inc. ................................................. 5.00% 6/15/2030 7,329,688
2,147,000 DT Midstream, Inc.
(a)
.................................................. 4.13% 6/15/2029 2,104,619
7,762,000 DTE Energy Co. ..................................................... 5.20% 4/1/2030 7,876,250
8,514,000 Energy Transfer LP ................................................... 6.05% 12/1/2026 8,569,282
6,441,000 Energy Transfer LP ................................................... 6.10% 12/1/2028 6,644,915
7,347,000 Equifax, Inc. ........................................................ 4.80% 9/15/2029 7,358,796
3,098,000 Equinix Europe 2 Financing Corp. LLC ..................................... 4.60% 11/15/2030 3,062,962
8,311,000 ERAC USA Finance LLC
(a)
.............................................. 4.50% 10/30/2029 8,255,846
6,545,000 Essential Properties LP ................................................ 2.95% 7/15/2031 5,919,222
6,362,000 Essential Utilities, Inc. ................................................. 4.80% 8/15/2027 6,382,874
357,000 Essential Utilities, Inc. ................................................. 3.57% 5/1/2029 346,389
12,332,000 Evergy Kansas Central, Inc. ............................................. 4.70% 3/13/2028 12,358,415
1,053,000 Evergy, Inc. ........................................................ 4.25% 3/15/2029 1,041,345
4,334,000 Exelon Corp. ....................................................... 5.15% 3/15/2029 4,393,864
12,885,000 Extra Space Storage LP ............................................... 5.50% 7/1/2030 13,188,916
13,688,000 Ferguson Enterprises, Inc. .............................................. 4.35% 3/15/2031 13,446,122
2,600,000 FirstEnergy Transmission LLC ........................................... 4.55% 1/15/2030 2,581,716
6,744,000 GATX Corp. ........................................................ 4.70% 4/1/2029 6,738,646
5,409,000 GATX Corp. ........................................................ 4.00% 6/30/2030 5,272,138
8,315,000 GE HealthCare Technologies, Inc. ......................................... 4.80% 8/14/2029 8,360,417
6,913,000 Georgia-Pacific LLC
(a)
................................................. 4.40% 5/15/2029 6,880,337
3,162,000 Goldman Sachs Bank USA (SOFR + 0.72%) ................................. 4.66% 6/3/2029 3,164,454
6,350,000 Goldman Sachs Group, Inc. (SOFR + 0.90%) ................................. 4.15% 10/21/2029 6,261,172
3,028,000 Goldman Sachs Group, Inc. (SOFR + 0.96%) ................................. 4.52% 1/21/2032 2,971,461
300,000 HSBC USA, Inc. (SOFR + 0.96%) ......................................... 4.60% 3/4/2027 301,217
2,853,000 Hubbell, Inc. ........................................................ 4.65% 6/15/2031 2,842,346
8,000,000 Hyundai Capital America
(a)
.............................................. 4.55% 9/26/2029 7,940,602
11,643,000 Hyundai Capital America
(a)
.............................................. 5.40% 6/24/2031 11,814,847
4,945,000 Illumina, Inc. ........................................................ 4.65% 9/9/2026 4,946,785
15,091,000 Jackson National Life Global Funding
(a)
..................................... 4.60% 10/1/2029 14,883,103
6,939,000 Jacobs Solutions, Inc. ................................................. 4.75% 3/3/2031 6,879,733
7,269,000 JPMorgan Chase & Co. (SOFR + 0.92%) .................................... 4.55% 4/22/2028 7,295,518
13,490,000 JPMorgan Chase & Co. (SOFR + 0.80%) .................................... 4.92% 1/24/2029 13,557,792
6,939,000 JPMorgan Chase & Co. (3 mo. Term SOFR + 1.42%) ........................... 3.70% 5/6/2030 6,749,378
6,600,000 Kinder Morgan, Inc. ................................................... 5.00% 2/1/2029 6,660,658
3,518,000 M&T Bank Corp. (SOFR + 0.93%) ......................................... 4.83% 1/16/2029 3,525,707
8,186,000 Marriott International, Inc./MD ............................................ 4.80% 3/15/2030 8,224,187
14,482,000 Mars, Inc.
(a)
........................................................ 4.80% 3/1/2030 14,527,955
11,454,000 MasTec, Inc.
(a)
...................................................... 4.50% 8/15/2028 11,346,260

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
8,352,000 Molex Electronic Technologies LLC
(a)
....................................... 4.75% 4/30/2028 8,363,411
13,786,000 Morgan Stanley (SOFR + 0.96%) ......................................... 4.56% 4/10/2030 13,700,329
4,370,000 Morgan Stanley Bank NA (SOFR + 0.97%) .................................. 4.79% 5/10/2030 4,374,906
6,625,000 MPLX LP .......................................................... 4.80% 2/15/2029 6,640,786
6,421,000 National Securities Clearing Corp.
(a)
....................................... 4.70% 5/20/2030 6,451,002
1,089,000 New York Life Global Funding
(a)
.......................................... 4.70% 1/29/2029 1,091,689
11,396,000 Niagara Mohawk Power Corp.
(a)
.......................................... 4.65% 10/3/2030 11,324,603
3,577,000 NiSource, Inc. ....................................................... 5.25% 3/30/2028 3,617,920
2,853,000 NiSource, Inc. ....................................................... 5.20% 7/1/2029 2,897,999
2,962,000 NiSource, Inc. ....................................................... 4.75% 5/18/2031 2,950,829
6,792,000 Northrop Grumman Corp. .............................................. 4.65% 7/15/2030 6,808,929
10,297,000 Northrop Grumman Systems Corp. ........................................ 7.75% 2/15/2031 11,595,426
3,702,000 Omega Healthcare Investors, Inc. ......................................... 4.75% 1/15/2028 3,702,442
4,037,000 O'Reilly Automotive, Inc. ............................................... 5.75% 11/20/2026 4,054,340
5,769,000 Otis Worldwide Corp. .................................................. 4.49% 5/7/2029 5,749,473
5,264,000 Paychex, Inc. ....................................................... 5.10% 4/15/2030 5,310,659
13,026,000 Penske Truck Leasing Co. LP / PTL Finance Corp.
(a)
............................ 5.25% 2/1/2030 13,187,298
6,594,000 Phillips Edison Grocery Center Operating Partnership I LP ........................ 2.63% 11/15/2031 5,881,547
1,692,000 Pinnacle West Capital Corp. ............................................. 4.90% 5/15/2028 1,698,655
2,848,000 Pinnacle West Capital Corp. ............................................. 4.65% 6/1/2029 2,849,015
6,819,000 Progressive Corp. .................................................... 4.60% 3/26/2031 6,799,726
6,231,000 Public Service Enterprise Group, Inc. ...................................... 5.85% 11/15/2027 6,343,762
7,059,000 Public Service Enterprise Group, Inc. ...................................... 5.88% 10/15/2028 7,242,842
6,090,000 Quanta Services, Inc. ................................................. 4.50% 1/15/2031 6,018,666
11,755,000 Rentokil Terminix Funding LLC
(a)
.......................................... 5.00% 4/28/2030 11,794,484
12,330,000 Republic Services, Inc. ................................................ 4.75% 7/15/2030 12,406,619
1,705,000 Roper Technologies, Inc. ............................................... 4.25% 9/15/2028 1,692,562
13,275,000 Royal Caribbean Cruises Ltd.
(a)
........................................... 5.63% 9/30/2031 13,390,384
13,633,000 Royalty Pharma PLC .................................................. 4.45% 3/25/2031 13,409,832
4,985,000 Ryder System, Inc. ................................................... 4.30% 12/1/2030 4,919,088
4,369,000 Sonoco Products Co. ................................................. 4.45% 9/1/2026 4,369,467
2,087,000 Southern Co. Gas Capital Corp. .......................................... 4.05% 9/15/2028 2,065,774
5,063,000 Southern Power Co. .................................................. 4.25% 10/1/2030 4,975,344
5,829,000 Store Capital LLC .................................................... 4.95% 2/11/2031 5,756,697
6,716,000 Sysco Corp. ........................................................ 5.10% 9/23/2030 6,782,047
14,312,000 Targa Resources Corp. ................................................ 4.35% 4/15/2031 13,986,491
10,818,000 Targa Resources Partners LP / Targa Resources Partners Finance Corp. ............. 5.50% 3/1/2030 10,909,362
2,743,000 Textron, Inc. ........................................................ 3.90% 9/17/2029 2,675,646
14,214,000 T-Mobile USA, Inc. ................................................... 3.50% 4/15/2031 13,417,101
11,143,000 Truist Financial Corp. (SOFR + 2.45%) ..................................... 7.16% 10/30/2029 11,737,942
3,349,000 Uber Technologies, Inc. ................................................ 4.15% 1/15/2031 3,272,211
3,695,000 Veralto Corp. ....................................................... 5.35% 9/18/2028 3,747,126
1,927,000 Verisk Analytics, Inc. .................................................. 4.45% 3/15/2031 1,887,723
13,016,000 Wells Fargo & Co. (SOFR + 1.07%) ....................................... 4.70% 4/22/2028 13,072,759
6,648,000 Wells Fargo & Co. (SOFR + 0.72%) ....................................... 4.58% 5/20/2029 6,632,678
12,796,000 Wells Fargo & Co. (SOFR + 1.79%) ....................................... 6.30% 10/23/2029 13,238,309
5,803,000 Wells Fargo & Co. (SOFR + 1.50%) ....................................... 5.15% 4/23/2031 5,864,918
1,170,000 Western Midstream Operating LP ......................................... 6.35% 1/15/2029 1,210,492
7,817,000 Western Midstream Operating LP ......................................... 4.05% 2/1/2030 7,575,015
13,430,000 Westinghouse Air Brake Technologies Corp. .................................. 4.90% 5/29/2030 13,518,736
8,186,000 Williams Cos., Inc. ................................................... 4.80% 11/15/2029 8,220,626
Total US Corporate Bonds
(Cost $908,945,509) 905,701,181
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 8.4%
Federal Home Loan Mortgage Corp.
16,760,499 Pool 5650 BF ....................................................... 4.38% 4/25/2056 16,741,402
325,002 Pool 840632 (RFUCCT1Y + 1.62%, 1.62% Floor, 7.61% Cap) ..................... 6.04% 5/1/2045 337,447
68,582 Pool N70081 ....................................................... 5.50% 7/1/2038 68,889
11,137,930 Pool RB5247 ....................................................... 5.50% 8/1/2043 11,235,044
12,999,335 Pool RB5368 ....................................................... 5.00% 10/1/2045 12,894,239
14,389,500 Pool SD8342 ....................................................... 5.50% 7/1/2053 14,544,731
6,595,086 Pool SL0105 ....................................................... 5.00% 6/1/2053 6,523,713
9,006,983 Pool SL0223 ........................................................ 5.50% 2/1/2055 9,147,069
5,410,001 Pool SL0536 ....................................................... 5.50% 2/1/2055 5,482,062
11,808,257 Pool SL2711 ........................................................ 5.50% 9/1/2055 11,914,779
7,670,588 Pool SL3660 ....................................................... 5.50% 5/1/2054 7,746,893

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
16,323,415 Pool SL5610 ....................................................... 6.00% 3/1/2056 16,816,648
7,947 Series 3872-BA ..................................................... 4.00% 6/15/2041 7,754
2,112,316 Series 4878-FA (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap) ............ 4.11% 5/15/2049 2,087,439
2,945,997 Series 4987-BF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap) ............ 4.14% 6/25/2050 2,905,032
15,730,267 Series 5269-FL (30 day avg SOFR US + 0.82%, 0.82% Floor, 6.00% Cap) ............ 4.45% 10/25/2052 15,689,732
8,182,363 Series 5458-FH (30 day avg SOFR US + 0.85%, 0.85% Floor, 7.00% Cap) ............ 4.48% 10/25/2054 8,192,136
10,640,778 Series 5512-FA (30 day avg SOFR US + 0.90%, 0.90% Floor, 6.00% Cap) ............ 4.53% 3/25/2055 10,623,264
5,886,243 Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) ............ 4.83% 4/25/2055 5,921,665
7,450,317 Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) ............ 4.83% 5/25/2054 7,492,217
4,331,295 Series 5598-FA (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap) ............ 4.78% 11/25/2055 4,351,582
8,615,089 Series 5612-FJ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap) ............ 4.83% 11/25/2055 8,619,752
7,806,307 Series 5632-CF (30 day avg SOFR US + 0.95%, 0.95% Floor, 6.00% Cap) ............ 4.58% 2/25/2056 7,796,204
19,820,181 Series 5644-FE (30 day avg SOFR US + 0.85%, 0.85% Floor, 7.00% Cap) ............ 4.48% 4/25/2056 19,842,572
7,894,801 Series 5646-FB (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.00% Cap) ............ 4.63% 6/25/2055 7,875,112
5,821,981 Series 5658-FC (30 day avg SOFR US + 1.05%, 1.05% Floor, 6.00% Cap) ............ 4.68% 5/25/2056 5,826,010
22,607,879 Series 5664-FD (30 day avg SOFR US + 0.85%, 0.85% Floor, 7.00% Cap) ............ 4.48% 11/25/2055 22,633,620
19,688,469 Series 5669-FB (30 day avg SOFR US + 0.75%, 0.75% Floor, 7.50% Cap) ............ 4.38% 6/25/2056 19,728,580
Federal National Mortgage Association
15,850 Pool AB3850 ....................................................... 4.00% 11/1/2041 15,041
643,228 Pool AL2987 (RFUCCT1Y + 1.62%, 1.62% Floor, 7.29% Cap) ..................... 6.30% 11/1/2042 669,632
452,608 Pool BM3520 (RFUCCT1Y + 1.56%, 1.56% Floor, 6.97% Cap) ..................... 6.04% 5/1/2045 469,885
3,700,000 Pool BS9581 ....................................................... 4.82% 9/1/2028 3,718,507
8,994,567 Pool CB9973 ....................................................... 5.50% 2/1/2055 9,101,974
10,566,816 Pool FA1444 ....................................................... 5.50% 4/1/2055 10,634,797
11,332,387 Pool FA3995 ....................................................... 5.50% 1/1/2055 11,476,046
15,334,800 Pool FA4738 ....................................................... 6.00% 6/1/2055 15,898,951
10,254,300 Pool FA4811 ........................................................ 5.50% 11/1/2053 10,368,720
8,592,684 Pool FS7622 ....................................................... 5.50% 4/1/2054 8,725,212
3,942,858 Pool MA4901 ....................................................... 5.00% 1/1/2043 3,939,438
15,682,518 Pool MA4941 ....................................................... 5.50% 3/1/2053 15,857,767
2,236,982 Pool MA4988 ....................................................... 5.00% 4/1/2043 2,231,047
2,974,085 Pool MA5112 ....................................................... 5.00% 8/1/2043 2,942,486
3,122,195 Pool MA5540 ....................................................... 5.50% 11/1/2044 3,193,296
2,520,449 Pool MA5679 ....................................................... 5.50% 4/1/2045 2,558,606
7,945,484 Pool MA5806 ....................................................... 5.50% 8/1/2045 8,011,574
6,329,357 Pool MA5833 ....................................................... 5.00% 9/1/2045 6,325,287
1,504,836 Series 2010-68-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap) .......... 4.19% 7/25/2040 1,500,760
723,836 Series 2011-134-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap) ......... 4.24% 12/25/2041 718,849
27,392 Series 2011-64-DB ................................................... 4.00% 7/25/2041 26,626
1,148,652 Series 2016-62-FB (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap) .......... 4.14% 9/25/2046 1,142,274
1,334,661 Series 2017-112-FC (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap) ......... 4.09% 1/25/2048 1,306,863
6,284,027 Series 2018-72-FB (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap) .......... 4.09% 10/25/2058 6,049,044
2,087,710 Series 2018-85-FE (30 day avg SOFR US + 0.41%, 0.30% Floor, 6.50% Cap) .......... 4.04% 12/25/2048 2,064,714
10,911,998 Series 2021-M7-A1
(b)
.................................................. 1.76% 3/25/2031 10,479,455
17,430,329 Series 2022-68-FB (30 day avg SOFR US + 0.87%, 0.87% Floor, 6.00% Cap) .......... 4.50% 10/25/2052 17,331,100
1,585,971 Series 2025-10-FB (30 day avg SOFR US + 0.85%, 0.85% Floor, 6.00% Cap) .......... 4.48% 2/25/2055 1,582,259
11,420,040 Series 2025-15-FQ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) .......... 4.83% 4/25/2055 11,486,580
5,929,273 Series 2025-26-FK (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) .......... 4.83% 6/25/2054 5,964,384
9,590,915 Series 2026-27-QF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.00% Cap) .......... 4.78% 4/25/2056 9,580,568
20,000,000 Series 2026-50 FG ................................................... 4.48% 7/25/2056 19,997,040
18,500,000 Series 2026-54-FC (30 day avg SOFR US + 0.90%, 0.90% Floor, 7.00% Cap) .......... 4.49% 7/25/2056 18,515,440
29,000,000 Series 2026-56-F (30 day avg SOFR US + 0.75%, 0.75% Floor, 8.00% Cap) ........... 4.36% 9/25/2054 29,017,116
Government National Mortgage Association
1,689,460 Series 2013-116-WU .................................................. 3.00% 12/20/2042 1,668,420
3,467,965 Series 2022-183-B ................................................... 5.00% 4/20/2047 3,431,943
3,350,656 Series 2023-131-CF (30 day avg SOFR US + 0.90%, 0.90% Floor, 7.00% Cap) ......... 4.51% 9/20/2053 3,365,677
15,024,028 Series 2025-211-FD (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.00% Cap) ......... 4.71% 12/20/2055 14,988,152
29,500,000 Series 2026-100-FN (30 day avg SOFR US + 0.80%, 0.80% Floor, 7.00% Cap) ......... 4.39% 6/20/2056 29,515,965
23,250,000 Series 2026-108-MF (30 day avg SOFR US + 0.80%, 0.80% Floor, 7.00% Cap) ......... 4.39% 6/20/2056 23,270,539
6,647,206 Series 2026-47-FB (30 day avg SOFR US + 0.95%, 0.95% Floor, 6.00% Cap) .......... 4.56% 3/20/2056 6,599,937
19,953,982 Series 2026-61-KF (30 day avg SOFR US + 0.65%, 0.65% Floor, 7.50% Cap) .......... 4.26% 4/20/2056 19,961,065
Total US Government and Agency Mortgage Backed Obligations
(Cost $619,119,594) 618,748,623

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

P RINCIPAL
A MOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
US GOVERNMENT AND AGENCY OBLIGATIONS - 18.3%
71,173,616 United States Treasury Inflation Indexed Bonds ............................... 2.38% 1/15/2027 70,996,673
80,439,854 United States Treasury Inflation Indexed Notes ............................... 0.13% 4/15/2027 78,874,909
71,836,380 United States Treasury Inflation Indexed Notes ............................... 1.63% 10/15/2027 71,502,815
228,600,000 United States Treasury Notes ........................................... 0.50% 6/30/2027 220,636,607
50,000,000 United States Treasury Notes ........................................... 3.50% 10/31/2027 49,574,219
270,000,000 United States Treasury Notes ........................................... 0.75% 1/31/2028 255,983,204
100,000,000 United States Treasury Notes ........................................... 3.50% 11/15/2028 98,505,859
250,000,000 United States Treasury Notes ........................................... 3.63% 10/31/2030 244,379,882
290,000,000 United States Treasury Notes ........................................... 0.88% 11/15/2030 251,869,530
Total US Government and Agency Obligations
(Cost $1,357,543,118) 1,342,323,698
SHARES
SHORT TERM INVESTMENTS - 1.9%
47,933,381
BNY Dreyfus Government Cash Management - Institutional
(i)
...................... 3.54% 47,933,381
46,523,575
MSILF Government Portfolio - Institutional
(i)
.................................. 3.56% 46,523,575
46,523,575
Northern Institutional Funds -Treasury Portfolio - SHR
(i)
.......................... 3.56% 46,523,575
Total Short Term Investments
(Cost $140,980,531) 140,980,531
Total Investments - 101.3%
(Cost $7,613,550,095) 7,449,218,597
Other Liabilities in Excess of Assets - (1.3)% (92,990,442)
NET ASSETS - 100.0%
$7,356,228,155
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 3,791,745,549 or 51.54% of the Fund’s net assets.
(b) Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c) Value determined using significant unobservable inputs.
(d) Perpetual maturity. The date disclosed is the next call date of the security.
(e) Security is in default or has failed to make a scheduled payment.
(f) Interest only security
(g) Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(h) Security has reached its original contractual maturity date but remains outstanding as of June 30, 2026. The maturity date reflected is the original contractual maturity date.
(i) Seven-day yield as of period end.
CMT Constant Maturity Treasury Rate
MSILF Morgan Stanley Institutional Liquidity Funds
RFUCCT Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR Secured Overnight Financing Rate
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations ............................................................................ 18.3%
Non-Agency Residential Collateralized Mortgage Obligations .............................................................. 16.5%
Non-Agency Commercial Mortgage Backed Obligations ................................................................. 15.4%
Collateralized Loan Obligations .................................................................................. 10.1%
Asset Backed Obligations ...................................................................................... 8.8%
US Government and Agency Mortgage Backed Obligations ............................................................... 8.4%
Banks .................................................................................................... 4.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations .................................... 2.0%
Electric ................................................................................................... 2.0%
Short Term Investments ........................................................................................ 1.9%
Pipelines .................................................................................................. 1.5%
Commercial Services ......................................................................................... 1.2%
REITS .................................................................................................... 1.0%
Diversified Financial Services .................................................................................... 1.0%
Mining .................................................................................................... 0.6%
Biotechnology ............................................................................................... 0.5%
Food ..................................................................................................... 0.5%
Machinery-Diversified ......................................................................................... 0.4%
Iron/Steel .................................................................................................. 0.4%

DoubleLine Low Duration Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Aerospace/Defense ........................................................................................... 0.4%
Healthcare-Products .......................................................................................... 0.4%
Auto Manufacturers ........................................................................................... 0.4%
Retail .................................................................................................... 0.4%
Insurance .................................................................................................. 0.4%
Trucking & Leasing ........................................................................................... 0.3%
Telecommunications .......................................................................................... 0.3%
Transportation .............................................................................................. 0.3%
Agriculture ................................................................................................. 0.3%
Forest Products & Paper ....................................................................................... 0.3%
Oil & Gas .................................................................................................. 0.3%
Engineering & Construction ..................................................................................... 0.3%
Environmental Control ......................................................................................... 0.2%
Leisure Time ............................................................................................... 0.2%
Pharmaceuticals ............................................................................................. 0.2%
Gas ...................................................................................................... 0.2%
Building Materials ............................................................................................ 0.2%
Internet ................................................................................................... 0.1%
Electrical Components & Equipments .............................................................................. 0.1%
Lodging ................................................................................................... 0.1%
Computers ................................................................................................. 0.1%
Software .................................................................................................. 0.1%
Chemicals ................................................................................................. 0.1%
Water .................................................................................................... 0.1%
Oil & Gas Services ........................................................................................... 0.1%
Packaging & Containers ....................................................................................... 0.1%
Electronics ................................................................................................. 0.0%
(a)
Miscellaneous Manufacturing .................................................................................... 0.0%
(a)
Beverages ................................................................................................. 0.0%
(a)
Household Products/Wares ..................................................................................... 0.0%
(a)
Savings & Loans ............................................................................................. 0.0%
(a)
Other Assets and Liabilities ..................................................................................... (1.3)%
Net Assets ................................................................................................. 100.0%
(a) Represents less than 0.05% of net assets.